Exception Grades
Run Date - 4/1/2025 1:05:02 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	56082502	25993902			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2022-06-21): Client elects to waive.			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56082502	25996102			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-06-21): Desk review provided.	06/21/2022			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53858118	26090661			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.75 exceeds tolerance of $50.00 plus 10% or $55.00. Sufficient or excess cure was provided to the borrower at Closing.	Valid change circumstance on file.				Reviewer Comment (2022-06-22): Sufficient Cure Provided At Closing		06/22/2022		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53858118	26090662			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $740.00. Sufficient or excess cure was provided to the borrower at Closing.	Valid change circumstance on file.				Reviewer Comment (2022-06-22): Sufficient Cure Provided At Closing		06/22/2022		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53858118	26090663			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $49.25 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Valid change circumstance on file.				Reviewer Comment (2022-06-22): Sufficient Cure Provided At Closing		06/22/2022		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58810469	26348744			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).				Reviewer Comment (2022-08-18): Loan designation restated as HPQM (APOR) per client request. Buyer Comment (2022-08-11): assigned to XXXXX	08/18/2022			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58810469	26530826			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank XXXXX): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation restated as HPQM (APOR) per client request.				Reviewer Comment (2022-08-18): Loan designation restated as HPQM (APOR) per client request.			08/18/2022	2		A		B		B		B		A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55339747	26945354			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Retained primary residence for non-occupant co-borrower was not included in the DTI calculations and due to a DTI of 50.52%, the subject loan designation is QM (APOR) Risk.				Reviewer Comment (2022-07-29): Per guidance of client able to utilize different guides allowing 50% DTI.	07/29/2022			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55339747	26945355			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.51894% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The non-occupant co-borrower's mortgage payments were not included in the DTI calculation. Adding the non-occupant co-borrower's mortgage payments to the monthly debts results in a DTI of 50.52%, which exceeds the guideline maximum DTI of 45.00%.
Reviewer Comment (2022-07-29): Per guidance of client able to utilize different guides allowing 50% DTI.

Reviewer Comment (2022-07-28): We have received updated final 1003 for XXXXX and XXXXX, along with received AUS, 1008 and cash flow analysis, documents associated and details updated. Income has been updated as per the Cash flow analysis for both borrowers, however, there is still discrepancy in the DTI. The Guidelines DTI 45% is still less than the loan DTI. Hence, exception remains. However, we might be able to clear the exception accordingly if we have lender exception in place.

Buyer Comment (2022-07-27): 1065 Schedule C LP 1008 1003

																			07/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55339747	26945356			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal fee was disclosed at $XXXX00 on the Final Closing Disclosure dated XX/XX/XX. No valid changed circumstance was found in the file. A lender credit of $518.00 provided at closing was sufficient to cover the tolerance violation amounts totaling $518.00.				Reviewer Comment (2022-07-21): Sufficient Cure Provided At Closing		07/21/2022		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55339747	26945357			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $168.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report fee was disclosed at $XXXX00 on the Final Closing Disclosure dated XX/XX/XX. No valid changed circumstance was found in the file. A lender credit of $518.00 provided at closing was sufficient to cover the tolerance violation amounts totaling $518.00.				Reviewer Comment (2022-07-21): Sufficient Cure Provided At Closing		07/21/2022		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55339747	26945358			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Retained primary residence for the non-occupant co-borrower was not submitted to LP and LP approved the loan with a DTI of 44.00%. Adding the non-occupant co-borrower's mortgage payments to the monthly debts results in a DTI of 50.52%. Because the DTI increase of 6.52% exceeds the LP DTI Tolerance of 3.00%, resubmission to LP is required. Upon receipt of the resubmitted LP, additional conditions XXXXX apply.				Reviewer Comment (2022-07-28): Received updated LP AUS, details updated as per the document. Document associated and exception cleared. Buyer Comment (2022-07-27): 1065 Schedule C LP 1008 1003	07/28/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55339747	26945359			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The non-occupant co-borrower's mortgage payments were not included in the DTI calculation. Adding the non-occupant co-borrower's mortgage payments to the monthly debts results in a DTI of 50.52%, which exceeds the guideline maximum DTI of 45.00%.
Reviewer Comment (2022-07-29): Per guidance of client able to utilize different guides allowing 50% DTI.

Reviewer Comment (2022-07-28): We have received updated final 1003 for XXXXX and XXXXX, along with received AUS, 1008 and cash flow analysis, documents associated and details updated. Income has been updated as per the Cash flow analysis for both borrowers, however, there is still discrepancy in the DTI. The Guidelines DTI 45% is still less than the loan DTI. Hence, exception remains. However, we might be able to clear the exception accordingly if we have lender exception in place.

Buyer Comment (2022-07-27): 1065 Schedule C LP 1008 1003

																			07/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55339747	26945361			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Retained primary residence for non-occupant co-borrower was not included in the DTI calculations and due to a DTI of 50.52%, the subject loan designation is QM (APOR) Risk.
Reviewer Comment (2022-07-29): Per guidance of client able to utilize different guides allowing 50% DTI.

Reviewer Comment (2022-07-28): We have received updated final 1003 for XXXXX and XXXXX, along with received AUS, 1008 and cash flow analysis, documents associated and details updated. Income has been updated as per the Cash flow analysis for both borrowers, however, there is still discrepancy in the DTI. The Guidelines DTI 45% is still less than the loan DTI. Hence, exception remains. However, we might be able to clear the exception accordingly if we have lender exception in place.

Buyer Comment (2022-07-27): 1065 Schedule C LP 1003 1008

																			07/29/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52539591	31986778			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $150.00 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $150.00 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2024-12-27): XXXXX received PCCD, LOE, Copy of refund check and proof of delivery.

Reviewer Comment (2024-12-06): XXXXX received rebuttal, attestation & invoice that Appraisal Rush Fee was paid to appraisal.  However, what determines a finance charge is not who fee is paid to but what services are performed for that fee.  In the case of an appraisal rush fee, this is a processing/service type fee and not a fee for inspection to assess the value or condition of the property. To be excluded from finance charge and be considered a 4(c)(7) fee the official interretation is:  Real-Estate Related Fees (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes. (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents. (iii) Notary and credit-report fees. (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations. (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.  If this fee was for other services than to rush the appraisal and a processing/service type fee, lender should provide an attestation giving the full purpose and services of the fee for review for testing.

Reviewer Comment (2024-11-27): The Appraisal Rush Fee is tested as a finance charge.  Cure in the amount of $150 is required. Remediation required PCCD, LOE, Copy of Refund Check and Proof of Mailing.

																				12/27/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	52539591	31986779			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $150.00 compared to the calculated Finance Charge of $XXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $150.00 compared to the calculated Finance Charge of $XXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2024-12-27): XXXXX received PCCD, LOE, Copy of refund check and proof of delivery.

Reviewer Comment (2024-12-06): XXXXX received rebuttal, attestation & invoice that Appraisal Rush Fee was paid to appraisal.  However, what determines a finance charge is not who fee is paid to but what services are performed for that fee.  In the case of an appraisal rush fee, this is a processing/service type fee and not a fee for inspection to assess the value or condition of the property. To be excluded from finance charge and be considered a 4(c)(7) fee the official interretation is:  Real-Estate Related Fees (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes. (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents. (iii) Notary and credit-report fees. (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations. (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.  If this fee was for other services than to rush the appraisal and a processing/service type fee, lender should provide an attestation giving the full purpose and services of the fee for review for testing.

Reviewer Comment (2024-11-27): The Appraisal Rush Fee is tested as a finance charge.  Cure in the amount of $150 is required. Remediation required PCCD, LOE, Copy of Refund Check and Proof of Mailing.

																				12/27/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55895612	32126313			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $XXXX				Reviewer Comment (2024-12-02): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-11-29): (XXXXX) Please refer to the Lender Credit on the Final CD that was uploaded that was issued as a result of Closing Costs above the limit. Thank you	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55895612	32126316			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $XXXX				Reviewer Comment (2024-12-15): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.		12/15/2024		2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55895612	32618353			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-10): Client elects to waive. Comp factors: 785 FICO, 31% DTI and $2.4M in reserves			01/10/2025	2		B		B		B		B		B		AZ	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55895612	32618354			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-10): Client elects to waive. Comp factors: 785 FICO, 31% DTI and XXXM in reserves			01/10/2025	2		B		B		B		B		B		AZ	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54909089	32066304			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $391.75 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $391.75 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX). (Final/XX/XX/XX)				Reviewer Comment (2024-11-13): Title Sales Tax excluded from finance charge Seller Comment (2024-11-13): You seem to be including the sales tax. Those would not be included in the finance charge. XXXXX supports that those are excluded fees and figures on CD are correct.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54909089	32066305			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX57 is under disclosed by $XXXX32 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX57 is under disclosed by $XXXX32 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX). (Final/XX/XX/XX)				Reviewer Comment (2024-11-13): Title Sales Tax excluded from finance charge Seller Comment (2024-11-13): You seem to be including the sales tax. Those would not be included in the finance charge. XXXXX supports that those are excluded fees and figures on CD are correct.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	57924207	32273431			Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Estimated Values	Final Closing Disclosure used for fees provided on XX/XX/XX contains estimated values that XXXXX not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception XXXXX be cleared.	Final Closing Disclosure used for fees provided on XX/XX/XX contains estimated values that XXXXX not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception XXXXX be cleared.				Reviewer Comment (2025-01-03): Received PCCD, LOE and final statement statement. Exception cleared. Buyer Comment (2024-12-31): assigned to seller Buyer Comment (2024-12-10): XXXXX will not waive L3 compliance Reviewer Comment (2024-12-05): Client to review, seller CD reflects utility holdbacks instead of actual fee amounts. Seller Comment (2024-12-03): (XXXXX) The PCCD dated XX/XX/XX reflects the accurate terms that match the final CD. The cash to close was marked as an adjustment on pg 4. Thank you	01/03/2025			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	A	A	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142075			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	1. The file is missing a copy of the K-1, 1065 for XXXXX & XXXXX , Partnership income . 2. The file is missing a copy of the K-1 for XXXXX, K-1<25 Income.
Reviewer Comment (2024-12-19): Income documentation required by AUS provided. Exception cleared.

Reviewer Comment (2024-12-18): Received K-1 for the year XXXXX however 1065 form still not received for business XXXXX & XXXXX. Exception remains.

Seller Comment (2024-12-17): Please see for business returns for XXXXX & XXXXX.

Reviewer Comment (2024-12-13): 1065 form for the year XXXXX for business XXXXX & XXXXX is not uploaded in file. Please re-upload the same. Exception remains.

Seller Comment (2024-12-12): XXXXX AND XXXXX  1065

Reviewer Comment (2024-12-10): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: 1040 (XXXXX), 1040 (XXXXX), 1065, K-1 (XXXXX)

Reviewer Comment (2024-12-10): Requested XXXXX Form 1065 not received, Required XXXXX form 1065 for borrower income from XXXXX & XXXXX patnership income. Exception Remains.

Seller Comment (2024-12-09): income docs

Seller Comment (2024-12-09): income documents

Reviewer Comment (2024-11-27): Please provide XXXXX Form 1065 for XXXXX & XXXXX for borrower patnership income. Exception Remains.

Seller Comment (2024-11-26): XXXXX 1040

Seller Comment (2024-11-26): XXXXX K1

Seller Comment (2024-11-26): XXXXX and XXXXX K1

Reviewer Comment (2024-11-19): The 1040s in file are only the first 2 pages of the return. Please provide complete tax returns.

Reviewer Comment (2024-11-19): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: 1065, K-1 (XXXXX)

																			12/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142089			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 62.00258% exceeds Guideline total debt ratio of 50.00000%. Due to Missing a copy of Rental Income Docs, ie.. Schedule- E, Hazard and tax insurance documents.
Reviewer Comment (2024-12-18): Received 1065 along with 8825. Rental income calculated from 8825. Currently DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-12-17): Please see REO docs.

Reviewer Comment (2024-12-10): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 62.00258% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2024-11-27): Received 1040 tax returns of XXXXX, XXXXX. Please provide rental income documents Schedule-E for REO's XXXXX and XXXXX. Exception Remains.

Seller Comment (2024-11-26): 1040 attached with sched E

																			12/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142145			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - K-1 Less Than 25 Percent	General QM: Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.					Reviewer Comment (2024-12-10): XXXXX/XXXXX signed and dated personal returns received. Exception cleared	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142146			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.					Reviewer Comment (2024-12-10): XXXXX	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142147			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 59.25334% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)					Reviewer Comment (2024-12-19): Income documentation provided. Exception cleared. Seller Comment (2024-12-17): REO docs Reviewer Comment (2024-12-10): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 62.00258% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142148			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-12-19): Income documentation provided. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142169			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-19): Income documentation provided. Exception cleared. Reviewer Comment (2024-12-10): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	12/19/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142170			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the Amount Financed.	Final Closing Disclosure provided on XX/XX/XX did not provide page 5 Loan Calculations.				Reviewer Comment (2024-12-10): XXXXX received full copy of Final CD	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142171			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the APR.	Final Closing Disclosure provided on XX/XX/XX did not provide page 5 Loan Calculations.				Reviewer Comment (2024-12-10): XXXXX received full copy of Final CD	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142172			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	Final Closing Disclosure provided on XX/XX/XX did not provide page 5.				Reviewer Comment (2024-12-10): XXXXX received full copy of Final CD	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142173			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the Finance Charge.	Final Closing Disclosure provided on XX/XX/XX did not provide page 5 Loan Calculations.				Reviewer Comment (2024-12-10): XXXXX received full copy of Final CD	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142174			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Incomplete	TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).	The file is missing page 5 of the Final Closing Disclosure.
Reviewer Comment (2024-12-24): Complete CD provided, exception cleared

Seller Comment (2024-12-17): Please see full copy of the final CD and disclosure tracking summary. Per tracking, final CD was delivered in person to the borrower on XX/XX/XX. Final CD was signed on XX/XX/XX.

Reviewer Comment (2024-12-10): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was not signed by borrower and can be excluded from testing if it was never provided to the borrower. In order to exclude Incomplete Closing Disclosure from testing, please provide attestation from lender referencing the specific Closing Disclosure that was not provided to the borrower. (Final/XX/XX/XX)

																			12/24/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase
Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery (Proof of receipt and reopened rescission also required if transaction is rescindable and material disclosures are inaccurate)
																																						C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32142175			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX did not disclose the Total of Payments.	Final Closing Disclosure provided on XX/XX/XX did not provide page 5 Loan Calculations.				Reviewer Comment (2024-12-10): XXXXX received full copy of Final CD Seller Comment (2024-12-09): CD WITH PAGE 5	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32143188			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax Verification not provided.				Reviewer Comment (2024-12-18): Received and associated Tax verification. Exception is cleared. Seller Comment (2024-12-17): Please see property report. Reviewer Comment (2024-11-27): Please provide Tax verification monthly amount of $XXXXX for REO XXXXX. Exception Remains. Seller Comment (2024-11-26): REO	12/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32143190			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax Verification not provided
Reviewer Comment (2025-01-07): Received HOI policy for REO XXXXX, Verified and updated the policy. Exception Cleared.

Seller Comment (2025-01-07): HOI XXXXX

Reviewer Comment (2024-12-26): Provided Hazard Insurance policy is not related to REO XXXXX, Please provide HOI policy for the property XXXXX. Exception Remains.

Seller Comment (2024-12-26): hoi

Reviewer Comment (2024-12-19): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Tax Verification

Reviewer Comment (2024-12-18): Final 1003 reflects $846.64 in other payment section. Out of that considered tax $748.94, remaining amount is $97.70. Please provide supporting document for $97.70. Please note that, HOI verification is not provided in file. Exception remains.

Seller Comment (2024-12-17): Please see property tax report for XXXXX.

Reviewer Comment (2024-12-04): Provided Mortgage Statement is already in file. Please note that, Final 1003 reflects $846.64 in other payment section. Please provide supporting documents for the same. Exception remains.

Seller Comment (2024-12-03): Mortgage statement for XXXXX

																			01/07/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54390534	32165294			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	Executed and complete partnership returns for XXXXX are missing.				Reviewer Comment (2024-12-19): Income documentation provided. Exception cleared. Seller Comment (2024-12-17): Please see all business income docs.	12/19/2024			1		A		A		A		A		A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56903270	32161568			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure				Reviewer Comment (2025-02-10): XXXXX received Seller CD	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	56903270	32161569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2025-02-07): XXXXX received initial LE dated XX/XX/XX.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56903270	32161951			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-11-25): Client elects to waive.			11/25/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500151	32480829			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $822.70 exceeds tolerance of $730.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-24): Sufficient Cure Provided At Closing		12/24/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54500151	32506467			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Evidence of wire receipt of gifted funds were not found in file. Gifted funds were therefore not included in available funds causing the borrower to be short funds for closing.
Reviewer Comment (2025-01-14): Received a copy of the closing statement showing the gifted funds were wired to title Co.

Reviewer Comment (2025-01-14): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $906,593.70 is less than Cash From Borrower $1,615,961.34.

Reviewer Comment (2025-01-10): Received settlement statement reflects $XXX. Require revised Gift Letter with corrected amount. Please provide so that Gift funds in the amount of $1XXXX can be considered to meet CTC requirements. Exception remains.

Seller Comment (2025-01-09): XX/XX/XX. The property sells on XX/XX/XX, nearly a month later. If anything, the gift donor gave less than what the Gift letter shows, which is what we used to qualify the borrower with in regards of funds to close. We have the documentation, the gift letter, and the reasoning makes sense. Are we able to look at this one more time before escalating please?

Reviewer Comment (2025-01-08): Source of funds and deposit receipt not provided for gift amount of $XXXX. Provided Donor settlement statement for sale of property XXXXX. $XXX and same has been reflecting subject transaction funds to close which does not concord the gift amount. Exception Remains.

Seller Comment (2025-01-07): XX/XX/XX AD: The settlement date for the sale of XXXXX occurs on XX/XX/XX, and the date on the subject property located at XXXXX is dated for XX/XX/XX.

Reviewer Comment (2025-01-06): Provided settlement statement for property XXXX to verify that Gift Donor was selling the property with same title company doing the purchase of subject, However provided statement is post closed dated (XX/XX/XX). Please provide documentation prior to closing Source of funds, deposit receipt to verity the Gift funds ($XXXX). Exception Remains.

Seller Comment (2025-01-03): XX/XX/XX AD: Please see the attached settlement statements to verify proof of transfer from Gift Donor to borrower. The same title company doing the purchase handled the sale and they transferred the funds from one escrow to the other. They didn't physically have to move the money, so they just applied the funds needed for the purchase from the sale. The amount on the closing sale statement is the same as the amount coming in on the purchase statement. XXXXX is the seller of the REO and the amounts match to the penny.

																			01/14/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500151	32506472			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing evidence of the tax, insurance and HOA obligations on the noted REO.
Reviewer Comment (2025-01-09): REO confirmed to be reported by partnership; partnership income is used to qualify.  Taxes included in payment captured and per returns no insurance expense is being added back.  Exception cleared

Seller Comment (2025-01-08): XX/XX/XX AD: Per XXXXX 5304.1, All rental real estate income and expenses reported on IRS Form 8825 for partnerships and S-corporations are to be treated as self-employment income, regardless of whether or not the Borrower is personally obligated on the Note and regardless of the Borrower's percentage of ownership interest in the partnership or S-corporation. Since all expenses (Including mortgage mentioned in condition by XXXXX) is being expensed through the form 8825, including the mortgage payment would be double counting the mortgage payment. Since we have established that the mortgage interest on 8825 supports the REO located at XXXXX's interest expense, we can reasonably conclude that this is accounted for properly.

Reviewer Comment (2025-01-08): Per final 1003 for REO XXXXX, total monthly payments UW considered as Zero and not calculated rental income aswell. As per Form 8825 business loss considered in borrower income calculation and Interest shows $23,134/12 which is not concord with mortgage statement interest. Please provide supporting documents as why monthly mortgage payment excluded from DTI. Exception Remains.

Seller Comment (2025-01-07): XX/XX/XX AD: The mortgage interest is being included in the cash flow of the XXXXX's 8825. The interest claimed is $23,134 over the course of the year is $23,134/12 months = $1,927.83 a month. This fully supports the $1,817.31 shown on the XXXXX mortgage statement. Since the rental property is reporting income and expenses on Form 8825 and a mortgage interest and other expenses the Piti(a) can be excluded from the debt ratio as the expenses are already being considered in the self-employment calculation.

Reviewer Comment (2025-01-03): The XXXXX includes interest, taxes, and Insurance $2,322 on credit report and mortgage has included in PITIA due to which DTI 56.81% exceeding the guideline limit 50%, please provide supporting document if this payment made by others to exclude from DTI calculation. Exception remains.

Seller Comment (2025-01-03): XX/XX/XX AD: Attached is also a credit supplement verifying that XXXXX payment "includes interest, taxes, and Insurance".

Seller Comment (2025-01-03): XX/XX/XX AD: Please disregard previous comment. The REO has the taxes and Insurance escrowed. The mortgage statement showing an escrow amount of $213.59 has been provided along with the Tax Bill showing an annual amount of $XXXXX. Since $XXXXX/12 = $XXXXX/month, we can reasonably conclude that both taxes and Insurance are included in the escrow.

Seller Comment (2025-01-02): XX/XX/XX AD: This is included in the Loss of the 8825 self-employment calculation.

																			01/09/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500151	32560870			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX.): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	The XXXXX (REO property XXXXX) includes interest, taxes, and Insurance $XXXX Exception remains.				Reviewer Comment (2025-01-14): Updated information regarding the REO PITIA payment received. Exception cleared. Seller Comment (2025-01-10): XX/XX/XX AD: Please see main condition upload for the 8825 Income for General QM.	01/14/2025			1		A		A		A		A		A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54500151	32560872			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 56.81648% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The XXXXX (REO property XXXXX) includes interest, taxes, and Insurance $XXXX Exception remains.				Reviewer Comment (2025-01-14): Updated information regarding the REO PITIA payment received. Exception cleared. Seller Comment (2025-01-10): XX/XX/XX AD: Please see main condition upload for the 8825 Income for General QM.	01/14/2025			1		A		A		A		A		A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500151	32560971			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The XXXXX (REO property XXXXX) includes interest, taxes, and Insurance $XXXX exceeding the guideline limit 50%, please provide supporting document if this payment made by
Reviewer Comment (2025-01-10): If income/loos reported by a business (not a sole proprietor) and the income from that same business is being used to qualify, the rental income/loss would be considered already and not needed to be included in REO rental calculation. Partnership loss used for qualification hence same is not considered in REO. Currently DTI is within guidelines limit. Exception is cleared.

Seller Comment (2025-01-08): XX/XX/XX AD: Per XXXXX 5304.1, All rental real estate income and expenses reported on IRS Form 8825 for partnerships and S-corporations are to be treated as self-employment income, regardless of whether or not the Borrower is personally obligated on the Note and regardless of the Borrower's percentage of ownership interest in the partnership or S-corporation. Since all expenses (Including mortgage mentioned in condition by XXXXX) is being expensed through the form 8825, including the mortgage payment would be double counting the mortgage payment. Since we have established that the mortgage interest on 8825 supports the REO located at XXXXX's interest expense, we can reasonably conclude that this is accounted for properly.

																			01/10/2025			1		A		A		A		A		A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500151	32592105			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2025-01-14): Updated information regarding the REO PITIA payment received. Exception cleared. Seller Comment (2025-01-10): XX/XX/XX AD: Please see main condition upload for the 8825 Income for General QM.	01/14/2025			1		A		A		A		A		A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54584302	32493441			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX.): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.				Reviewer Comment (2025-01-03): Received updated final documents 1008, UW and 1003 with added other income, verified and updated as per document and this meets the DTI requirement. Exception cleared.	01/03/2025			1	B	A	C	A	B	A	C	A	B	A		PA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54584302	32493442			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 52.58452% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 52.58452% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)				Reviewer Comment (2025-01-03): Received updated final documents 1008, UW and 1003 with added other income, verified and updated as per document and this meets the DTI requirement. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54584302	32493525			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 52.58452% exceeds Guideline total debt ratio of 50.00000%. Please provide documents to verify the lower monthly expense used for REO property XXXXX.				Reviewer Comment (2025-01-03): Received updated final documents 1008, UW and 1003 with added other income, verified and updated as per document and this meets the DTI requirement. Exception cleared. Seller Comment (2025-01-02): Per UW - updated the PITIA on XXXXX, The borrower actually had additional bonus income that I added to reduce DTI. We can go to 55% on full doc loan.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54584302	32493526			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VVOE is missing from loan file.				Reviewer Comment (2025-01-03): VVOE provided post closing is acceptable per guidelines. Per XXXXX guidelines - "Alternatively, lenders XXXXX obtain the verbal VOE after closing, up to the time of loan delivery." Exception cleared. Seller Comment (2025-01-02): WVOE	01/03/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54584302	32493585			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.				Reviewer Comment (2025-01-03): Received updated final documents 1008, UW and 1003 with added other income, verified and updated as per document and this meets the DTI requirement. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53325092	32454627			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX.): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-30): Received undiscounted rate/price. Exception cleared.	12/30/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53325092	32454628			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX.): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX or .XXXX%).	XXXXX Points and Fees exceed allowable threshold by $XXXX or .38355%				Reviewer Comment (2024-12-30): Received undiscounted rate/price. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51672524	32353327			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/13/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51672524	32353379			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Award Letter / Continuance Letter missing in file for IRA distributions used to qualify.				Reviewer Comment (2024-12-26): Received Bank statement for IRA distribution and same verified and updated per sourced document. Exception cleared. Seller Comment (2024-12-24): (XXXXX) Hello, would you please advise on status of documents submitted on XX/XX/XX for this condition? thank you Seller Comment (2024-12-20): (XXXXX) Hello, please see attached	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51672524	32353490			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: ___; Received Date: ___; Signed Date: ___	Issue Date: XX/XX/XX; Received Date: XX/XX/XX; Signed Date: XX/XX/XX Date Issued should be prior to Date Received and Date Received should be prior to Signed Date.				Reviewer Comment (2024-12-19): Client elects to waive.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32429426			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/19/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32429428			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX36 is over disclosed by $XXXX36 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX36 is over disclosed by $XXXX36 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2025-02-03): XXXXX received Corrected CD, LOE and final settlement stastement confirming the title-Other Legal fee was paid by lender at closing.

Seller Comment (2025-01-31): (XXXXX) URGENT- Please see attached FSS/LOX, would you please review as soon as possible? Thank you

Seller Comment (2025-01-31): (XXXXX) Hello, please see attached FSS and LOX

Reviewer Comment (2025-01-31): XXXXX received Corrected CD.  Missing copy of LOE to borrower which accompanied this explaining the correction.  Please provide the final ALTA Settlement Statement for borrower that supports this fee was paid by lender as disclosed.

Seller Comment (2025-01-30): (XXXXX) URGENT- Please see attached PCCD, would you please review as soon as possible?  Thank you

Reviewer Comment (2025-01-23): XXXXX received XX/XX/XX CD , LOE, copy of refund for $120 & proof of mailing. The total underdisclosure was $1057 and the $120 is insufficient to cure the total finance charge underdisclosure and appears related only to the XXXXX fee tolerance violation.  It appears the AMC fee was not included in the lender's finance charge calculation as per the compkliance report and this portion can be used towards the finance charge violation as it is part of the fee not included in finance charge calculation.  However, cure is short $937 & rescission also not reopened.  As previously stated, the Title-Other legal Fee negative fee (credit) of $1057 appears to be the issue and this is not an APR fee and cannot be generally credited to other APR fees.  As previously stated: There is a Title - Other Legal Fee on B09 disclosed as negative $1,057.  This appears to have been deducted as a credit from total finance charge calculations, however, insufficient information or documentation on this credit and what fee it was applied towards.  If this is a lender credit for a specific fee, it should be disclosed under the paid by other column (L) on the same line of the specific fee it is applied towards, otherwise, this credit is disregarded and is not used to offset total finance charge calculations.  To cure the remainder, Corrected CD, LOE to borrower, copy of cure refund for the additional $937 cure refund shortage, proof of mailing and proof of reopening of rescission to all consumers.

Seller Comment (2025-01-22): (XXXXX) Hello, please see attached

Reviewer Comment (2025-01-14): XXXXX received XX/XX/XX CD stating have a valid COC for 120 & statement that APR fees went down.  However, as previously stated, the Title-Other legal Fee negative fee (credit) of $1057 appears to be the issue and this is not an APR fee and cannot be generally credited to other APR fees.  As previously stated: There is a Title - Other Legal Fee on B09 disclosed as negative $1,057.  This appears to have been deducted as a credit from total finance charge calculations, however, insufficient information or documentation on this credit and what fee it was applied towards.  If this is a lender credit for a specific fee, it should be disclosed under the paid by other column (L) on the same line of the specific fee it is applied towards, otherwise, this credit is disregarded and is not used to offset total finance charge calculations.

Seller Comment (2025-01-13): (XXXXX) Hello, please see attached

Reviewer Comment (2025-01-06): There is a Title - Other Legal Fee on B09 disclosed as negative $1,057.  This appears to have been deducted as a credit from total finance charge calculations, however, insufficient information or documentation on this credit and what fee it was applied towards.  If this is a lender credit for a specific fee, it should be disclosed under the paid by other column (L) on the same line of the specific fee it is applied towards, otherwise, this credit is disregarded and is not used to offset total finance charge calculations.

Seller Comment (2025-01-03): (XXXXX) We have a valid COC for the 120.00. Also APR fees went down. Refund is not needed

																			02/03/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32429429			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX70 is under disclosed by $XXXX70 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	inal Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX70 is under disclosed by $XXXX70 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2025-02-03): XXXXX received Corrected CD, LOE and final settlement stastement confirming the title-Other Legal fee was paid by lender at closing.

Seller Comment (2025-01-31): (XXXXX) URGENT- Please see attached FSS/LOX, would you please review as soon as possible? Thank you

Seller Comment (2025-01-31): (XXXXX) Hello, please see attached FSS and LOX

Reviewer Comment (2025-01-31): XXXXX received Corrected CD.  Missing copy of LOE to borrower which accompanied this explaining the correction.  Please provide the final ALTA Settlement Statement for borrower that supports this fee was paid by lender as disclosed.

Seller Comment (2025-01-30): (XXXXX) URGENT- Please see attached PCCD, would you please review as soon as possible?  Thank you

Reviewer Comment (2025-01-23): XXXXX received XX/XX/XX CD , LOE, copy of refund for $120 & proof of mailing. The total underdisclosure was $1057 and the $120 is insufficient to cure the total finance charge underdisclosure and appears related only to the XXXXX fee tolerance violation.  It appears the AMC fee was not included in the lender's finance charge calculation as per the compkliance report and this portion can be used towards the finance charge violation as it is part of the fee not included in finance charge calculation.  However, cure is short $937 & rescission also not reopened.  As previously stated, the Title-Other legal Fee negative fee (credit) of $1057 appears to be the issue and this is not an APR fee and cannot be generally credited to other APR fees.  As previously stated: There is a Title - Other Legal Fee on B09 disclosed as negative $1,057.  This appears to have been deducted as a credit from total finance charge calculations, however, insufficient information or documentation on this credit and what fee it was applied towards.  If this is a lender credit for a specific fee, it should be disclosed under the paid by other column (L) on the same line of the specific fee it is applied towards, otherwise, this credit is disregarded and is not used to offset total finance charge calculations.  To cure the remainder, Corrected CD, LOE to borrower, copy of cure refund for the additional $937 cure refund shortage, proof of mailing and proof of reopening of rescission to all consumers.

Seller Comment (2025-01-22): (XXXXX) Hello, please see attached

Reviewer Comment (2025-01-14): XXXXX received XX/XX/XX CD stating have a valid COC for 120 & statement that APR fees went down.  However, as previously stated, the Title-Other legal Fee negative fee (credit) of $1057 appears to be the issue and this is not an APR fee and cannot be generally credited to other APR fees.  As previously stated: There is a Title - Other Legal Fee on B09 disclosed as negative $1,057.  This appears to have been deducted as a credit from total finance charge calculations, however, insufficient information or documentation on this credit and what fee it was applied towards.  If this is a lender credit for a specific fee, it should be disclosed under the paid by other column (L) on the same line of the specific fee it is applied towards, otherwise, this credit is disregarded and is not used to offset total finance charge calculations.

Seller Comment (2025-01-13): (XXXXX) Hello, please see attached.

Reviewer Comment (2025-01-06): There is a Title - Other Legal Fee on B09 disclosed as negative $1,057.  This appears to have been deducted as a credit from total finance charge calculations, however, insufficient information or documentation on this credit and what fee it was applied towards.  If this is a lender credit for a specific fee, it should be disclosed under the paid by other column (L) on the same line of the specific fee it is applied towards, otherwise, this credit is disregarded and is not used to offset total finance charge calculations.

Seller Comment (2025-01-03): (XXXXX) We have a valid COC for the 120.00. Also APR fees went down. Refund is not needed

																			02/03/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32429430			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXXs. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for XXXXXs. Fee Amount of $120.00 exceeds tolerance of $0.00.
Reviewer Comment (2025-01-23): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Seller Comment (2025-01-22): (XXXXX) Hello, please see attached docs

Reviewer Comment (2025-01-15): XXXXX received SSR report and UW description indicates XXXXX is required when UCDP score is greater than 2.5. Howver, provided SSR report indicates CU score as "1" less than 2.5. Also, Appraisal and SSR report with provided disclosure completed on XX/XX/XX, but the XXXXX fee was not added until XX/XX/XX. This is outside of the required three-day timeline for notification of borrower. Cure is required.

Seller Comment (2025-01-13): (XXXXX) Hello, please see attached

Reviewer Comment (2025-01-06): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the XXXXX fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-01-03): (XXXXX) Hello, We have a valid COC for the 120.00. Also APR fees went down. Refund is not needed

																				01/23/2025		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32429431			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.
Reviewer Comment (2025-01-09): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii.

Seller Comment (2025-01-07): (XXXXX) Hello, would you please let me know if the rebuttal submitted on XX/XX/XX was reviewed?  Thank you

Seller Comment (2025-01-03): (XXXXX) Hello, please see attached rebuttal. Thank you

Reviewer Comment (2024-12-31): Subject transaction was a refinance of the borrowers primary residence, 3 day right of rescission is required. To cure provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.

Seller Comment (2024-12-27): (XXXXX) Hello, please see attached

																			01/09/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32429525			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-12-30): Received VOE dated within 10business days of closing. Exception cleared. Seller Comment (2024-12-27): (XXXXX) Hello, please see attached VVOES within 10 days of closing	12/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32429527			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-12-30): Received VOE dated within 10business days of closing. Exception cleared. Seller Comment (2024-12-27): (XXXXX) Hello, please see attached VVOES within 10 days of closing	12/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58223229	32769182			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX25 is under disclosed by $XXXX25 which exceeds the $35.00 threshold.	Corrected CD & final settlement stmt confirm correctly disclosed				Reviewer Comment (2025-02-03): XXXXX received Corrected CD, LOE and final settlement stastement confirming the title-Other Legal fee was paid by lender at closing.	02/03/2025			1		A		A		A		A		A		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50689923	32578649			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-06): Sufficient Cure Provided At Closing		01/06/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50689923	32578650			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-06): Sufficient Cure Provided At Closing		01/06/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55577732	32585008			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			01/09/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57391692	32548673			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/07/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50739012	32519184			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/03/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50739012	32519191			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			01/03/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50739012	32608125			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.
Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-21): Client elects to waive. Comp factors: 762 FICO, 50% LTV & 30% DTI Reviewer Comment (2025-01-16): Client to review. Inspection report provided in file is post disaster declaration date and end date is not yet reflect in system. Seller Comment (2025-01-16): DAIR			01/21/2025	2		B		B		B		B		B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56773207	32741750			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end dated.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-02-04): Client elects to waive. Comp factors: 762 FICO, 72% LTV & 128k in reserves Reviewer Comment (2025-02-04): Client to review. Inspection report provided in file is post disaster declaration date and end date is not yet reflect in system.			02/04/2025	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56773207	32741769			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/03/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53653772	32646277			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Subject transaction is purchase of Second home and per Final 1003 Declarations section 5A borrower has mentioned he would be occupying subject as Primary.				Reviewer Comment (2025-01-29): Corrected declarations provided. Seller Comment (2025-01-27): (XXXXX) Borrower corrected 1003. Please see signer events for timestamp of borrower's activity. Reviewer Comment (2025-01-27): Same final 1003 was provided. Declarations state that the borrower intends to occupy the subject property as their primary residence. Subject was purchased as a second home. Exception remains.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53653772	32652887			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	The file is missing documentation verifying the condo is warrantable.				Reviewer Comment (2025-01-23): Received document confirming that subject condo is warrantable, verified and updated the details. Exception Cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51213961	32850204			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		The homeowner's insurance declarations page in the file verified an effective date of XX/XX/XX which is after the consummation date of XX/XX/XX. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2025-02-19): Received and associated an updated HOI policy which covers note date. Exception is cleared.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51213961	32850663			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/18/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57223126	32518807			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/03/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57223126	32518808			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/03/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57223126	32519800			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The verification of employment is required and was not found in file.				Reviewer Comment (2025-01-08): VVOE provided. Exception cleared. Seller Comment (2025-01-07): VOE was in file and dated within 10 days of close at the time of your review.. It was in the same doc folder as B1. Attached again for your convenience.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57223126	32519801			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2025-01-08): VVOE provided. Exception cleared. Seller Comment (2025-01-07): Voe was in file at the time of your review. Attached again for your convenience.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50631994	32586492			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/09/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59294071	32787880			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/07/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59294071	32790727			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.
Reviewer Comment (2025-02-14): Received document from lender/seller confirming the condo is warrantable, same verified and updated as required. Exception cleared.

Seller Comment (2025-02-13): (XXXXX) Hello, please see attached

Reviewer Comment (2025-02-13): Provided certificate is not acceptable as the document doesn't reflect the subject property address. Please provide valid lender/seller confirming the condo is warrantable reflecting the subject property address. Exception Remains.

Seller Comment (2025-02-12): (XXXXX) Hello, please see attached lender Cert

Reviewer Comment (2025-02-11): Provided document does not confirm that condo is warrantable. Please provide documentation from lender/seller confirming the condo is warrantable. Exception remains.

Seller Comment (2025-02-10): (XXXXX) Hello, please see attached.

																			02/14/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59294071	32842498			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.		File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-02-14): Received document from lender/seller confirming the condo is warrantable, same verified and updated as required. Exception cleared. Reviewer Comment (2025-02-13): Duplicate exception	02/14/2025			1		A		A		A		A		A		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59294071	32842499			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-02-14): Received document from lender/seller confirming the condo is warrantable, same verified and updated as required. Exception cleared. Reviewer Comment (2025-02-13): Duplicate exception.	02/14/2025			1		A		A		A		A		A		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59294071	32842531			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-02-14): Received document from lender/seller confirming the condo is warrantable, same verified and updated as required. Exception cleared. Seller Comment (2025-02-13): (XXXXX) Hello, please see attached	02/14/2025			1		A		A		A		A		A		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53009966	32552190			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			01/07/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50451882	32628952			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-01-16): XXXXX associated and details updated. Exception is cleared. Seller Comment (2025-01-16): XX/XX/XX MM: Please see attached secondary valuation Seller Comment (2025-01-16): XX/XX/XX MM: According to the guidelinesA secondary valuation, in addition to the initial appraisal, is required on all loans. This secondary valuation cannot be more than 10% less than the initial appraisal. Acceptable options for a secondary valuation include: • An acceptable CU/LCA score (as determined by XXXXX) Please see attached document	01/16/2025			1	D	A	D	A	D	A	D	A	D	A		IL	Primary	Refinance - Rate/Term		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51454365	32696584			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	W-2 for the year XXXXX is missing.
Reviewer Comment (2025-02-13): File is Accept/Eligible and per AUS(LP) guidelines W-2 documentation for wage employment for the most recent calendar year is required and W-2 for the most recent year XXXXX is present which suffice the guideline requirement. Exception cleared.

Seller Comment (2025-02-12): There is no W2 as borrower worked 1099 in XXXXX

Individual tax returns reflect total W2 wages of 403,486 which matches W2 we have for XXXXX. There is no additional XXXXX W2

Borrower was a consultant/schedule C for company before joining as salary W2 in XXXXX.

Reviewer Comment (2025-02-12): Provided document 1040 not the W2, please provide valid W-2 document for the year XXXXX. Exception remains.

Seller Comment (2025-02-11): W2-XXXXX

Seller Comment (2025-02-11): Seller requests buyer review: W2-XXXXX

Reviewer Comment (2025-02-06): Provided third party verification of income document still not reflect income for the year XXXXX for employer XXXXX Per third party verification, borrower start date is XX/XX/XX. Paystubs and W-2 for the year XXXXX are provided however supporting document to verify XXXXX's income is not provided. Please provide W-2 or WVOE prior to closing date which reflects XXXXX's income for employer XXXXX Exception remains.

Seller Comment (2025-02-05): Please see the attached WVOE verification thru work number current and prior for your reference. Is that sufficient ?

Reviewer Comment (2025-02-03): Received only W-2 for the year XXXXX. Please provide XXXXX's W-2. Exception remains.

Seller Comment (2025-02-03): Please see the attached W2 for XXXXX and email below from borrower.

Reviewer Comment (2025-01-28): W-2 for the year XXXXX for employer XXXXX sill not provided in file. Exception remains.

Seller Comment (2025-01-28): W2 uploaded

Reviewer Comment (2025-01-28): Provided W-2 for previous employment is already available in file. Please note that, Require W-2 for the year XXXXX is for employer XXXXX Exception remains.

Seller Comment (2025-01-28): W2 for XXXXX. This was provided with credit docs

																			02/13/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56764548	32638538			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-14): Sufficient Cure Provided At Closing		01/14/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	52190143	32583906			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX.): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2025-01-14): Evidence of undiscounted rate and undiscounted price received. Seller Comment (2025-01-10): LI 1.10 See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	01/14/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	52190143	32583908			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX.): Points and Fees on subject loan of 3.86879% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX10 or .86879%).	Points and Fees exceed allowable threshold by $XXXX10 or .86879%.				Reviewer Comment (2025-01-14): Evidence of undiscounted rate and undiscounted price received. Seller Comment (2025-01-10): LI 1.10 See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52190143	32584383			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			01/09/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52279925	32637661			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52279925	32637662			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXXX.): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							01/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52279925	32637663			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2025-01-23): Exception cleared.	01/23/2025			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	52279925	32637664			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $340.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $340.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-22): XXXXX received PCCD and LOE correcting the fee name. Seller Comment (2025-01-21): The $340 is the Title's Concurrent Loan Servicing Fee. This has been updated on the PCCD and I have also attached the Final Settlement Statement reflecting this Fee. Please add it to the total combined 10% tolerance bucket Thanks	01/22/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	52279925	32637676			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy is missing in file.				Reviewer Comment (2025-01-22): Hazard Insurance policy associated and details updated. Exception is cleared. Seller Comment (2025-01-21): EOI	01/22/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52279925	32637723			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: ___; Received Date: ___; Signed Date: ___	Issue Date: XX/XX/XX; Received Date: XX/XX/XX; Signed Date: XX/XX/XX date Issued should be prior to Date Received and Date Received should be prior to Signed Date.				Reviewer Comment (2025-01-22): Client elects to waive. Seller Comment (2025-01-21): FINAL CD			01/22/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56881831	32711501			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Verification of Non-US Citizen status copy was not provided.				Reviewer Comment (2025-01-30): Received documentation. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54359681	32712708			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The file was missing a copy of the Flood insurance policy.				Reviewer Comment (2025-01-31): Flood insurance policy. associated and details updated. Exception is cleared. Seller Comment (2025-01-30): XX/XX/XX MM: Please see attached documents	01/31/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52039574	32541369			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX.): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfal exception.				Reviewer Comment (2025-01-08): undiscounted rate price provided, exception cleared Seller Comment (2025-01-07): TF XX/XX/XX See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	01/08/2025			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	52039574	32541370			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX.): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX or .XXXX%).	XXXXX Points and Fees exceed allowable threshold by $XXXX43 or XXXX%.				Reviewer Comment (2025-01-08): undiscounted rate price provided, exception cleared Seller Comment (2025-01-07): TF XX/XX/XX See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52232132	32641206			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2025-01-22): XXXXX received proof of earlier electronic receipt Seller Comment (2025-01-17): Please see the attached TRID Disclosure History and initial Loan Estimate that shows the borrower was sent the initial Loan Estimate on XX/XX/XX and consented to it on XX/XX/XX. This meets the 7 business day cool off before the closing date of XX/XX/XX.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52232132	32655002			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for CEMA Fee. Fee Amount of $XXXX00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	CEMA Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $XXXX				Reviewer Comment (2025-01-30): XXXXX received valid COC document. Seller Comment (2025-01-28): The CEMA attorney was cleared by underwriting on XX/XX/XX and the CEMA fee was disclosed within 3 days on XX/XX/XX CD.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592789			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/10/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592790			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2025-01-15): CPA letter provided.	01/15/2025			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592791			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing third party verification of business.				Reviewer Comment (2025-01-15): CPA letter provided.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592792			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The file is missing third party verification of business.				Reviewer Comment (2025-01-15): CPA letter provided.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592793			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.				Reviewer Comment (2025-01-16): Client elects to waive. Reviewer Comment (2025-01-15): The Initial Escrow Disclosure lists an initial deposit of $XXX which does not match the initial escrow deposit of $XXX on page 4 of the CD. Exception remains.			01/16/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592795			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2
Reviewer Comment (2025-01-16): XXXXX received Seller CD

Reviewer Comment (2025-01-15): XXXXX received XX/XX/XX CD, but CD missing seller paid costs. Although the seller paid fees are required to be disclosed on page 2 of the consumers CD, if the seller paid fees are not reflected on the Consumer's CD, but the fees can be sourced from an alternative document, (Seller CD or Settlement Statement), then the exception cited will be an EV1-A level exception reflecting the alternative source.  If the Seller paid fees cannot be sourced from an alternative document, then the exception cited will clarify the missing information required for compliance testing is the basis for the EV3-C level exception.  Note some purchase transaction XXXXX not have any seller paid fees, if this is confirmed, the exception can be cleared.

																			01/16/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592798			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Desk Review Fee was last disclosed as $XXXX				Reviewer Comment (2025-01-08): Sufficient Cure Provided At Closing		01/08/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592822			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The file is missing a copy of 1003 Final Document.				Reviewer Comment (2025-01-13): Received and associated final 1003. Exception is cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51139974	32592844			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2025-01-13): Received and associated Third Party Verification of income within 10 business days of the Note date. Exception is cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58356401	32715684			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Verification Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-27): Sufficient Cure Provided At Closing		01/27/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58584612	32457760			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX.): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/24/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58584612	32457761			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.
Reviewer Comment (2025-01-08): XXXXX received proof of loan withdrawal on XX/XX/XX.

Seller Comment (2025-01-07): Please see the attached loan status screen.

Reviewer Comment (2025-01-02): XXXXX received rebuttal, however LE dated XX/XX/XX for the borrower with the same property address is in file. If this was a previous application, please provide the cancellation/denial letter indicating the application was closed out to remove from the review.

Seller Comment (2024-12-31): Please see the attached loan documents which shows the XX/XX/XX loan estimate is not for loan XXXXX

Reviewer Comment (2024-12-27): XXXXX received rebuttal and e-consent dated XX/XX/XX, however LE dated XX/XX/XX. Please provide earliest e-consent document to re-evaluate the exception.

Seller Comment (2024-12-26): Please see attached. Initial Loan Estimate was signed XX/XX/XX

																			01/08/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58584612	32457763			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX00 exceeds tolerance of $975.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-20): Sufficient Cure Provided within 60 Days of Closing		12/20/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58584612	32457764			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $85.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-12-20): Sufficient Cure Provided within 60 Days of Closing		12/20/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	52959292	32627934			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/15/2025	2	B	B	B	B	B	B	B	B	B	B		AL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52959292	32627936			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $885.00 exceeds tolerance of $735.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $735.00 on LE but disclosed as $885.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-13): Sufficient Cure Provided At Closing		01/13/2025		1	A	A	A	A	A	A	A	A	A	A		AL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	56064688	32585194			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing		01/07/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	56064688	32585195			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $265.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $265.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing		01/07/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58379843	32810054			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file is missing a copy of the AUS used in this transaction as evidenced in Approval/1008.				Reviewer Comment (2025-02-12): Received and associated AUS. Exception is cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51538149	32725133			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		The file was missing a copy of the Flood certificate.				Reviewer Comment (2025-01-31): Flood certificate associated and details updated. Exception is cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51538149	32725421			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $510.00 exceeds tolerance of $340.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $510.00 exceeds tolerance of $340.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-04): XXXXX received valid Changed circumstances.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53328993	32776922			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/06/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50274190	32824662			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $110.00 exceeds tolerance of $70.00 plus 10% or $77.00. Sufficient or excess cure was provided to the borrower at Closing.	Total amount of $110.00 exceeds tolerance of $70.00 plus 10% or $77.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		02/11/2025		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50274190	32824663			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $308.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Verification Fee Amount of $308.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		02/11/2025		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50047626	32802399			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-02-11): Client elects to waive. Comp factors: 773 FICO, 39% DTI, 5.5mo reserves Seller Comment (2025-02-11): Disaster Inspection Report showing no damage.			02/11/2025	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50047626	32802512			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/10/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50047626	32804082			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file is missing evidence of the new Heloc terms and payment as shown on the 1003.
Reviewer Comment (2025-02-19): HELOC Agreement Provided, exception cleared

Seller Comment (2025-02-19): HELOC Agreement

Seller Comment (2025-02-19): The $1261.41 is for the taxes and insurance.  This is detailed in the loan commentary within the loan file.

I don't understand why the attached is not sufficient to document the terms of the HELOAN.  This shows the loan amount, draw amount, closing date, payment amount, interest rate, etc.  It has all of the information that the HELOC Note would have.

Reviewer Comment (2025-02-13): Provided screen shot of loan terms is not acceptable. Please provide HELOC agreement or mortgage statement to verify P&I in the amount of XXX1. Also final 1003 reflects $XXX in other payment section. Require supporting documents for the same. Exception remains.

Seller Comment (2025-02-13): This the new HELOC.  The loan amount is $XXXXX.  We used $XXXXX to try and be conservative.  The HELOC paperwork does show an initial draw of $XXXXX.

Reviewer Comment (2025-02-12): Per final 1003, there is secured borrower funds which reflects $XXXX, Please provide valid document to verify P&I for this secured loan so that can be added to DTI ratio. Exception remains.

Seller Comment (2025-02-11): Attached are the HELOC terms from the file.  It shows HELOC in the upper left corner, along with the property address.  Shows the open date, loan amount, interest rate, and estimated monthly payment.  This is a Fixed HELOAN.

																			02/19/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50047626	32804095			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 5.52 is less than Guideline PITIA months reserves of 6.00.
Reviewer Comment (2025-02-20): HELOC Agreement is e-signed, exception cleared

Reviewer Comment (2025-02-20): Received HELOC agreement is not signed by borrower. Please provide executed copy of HELOC agreement. Exception remains.

Reviewer Comment (2025-02-20): Exception cleared in error.

Reviewer Comment (2025-02-20): Received and associated HELOC Agreement to evidence secured borrowed funds on non subject property. Sufficient funds available for CTC/reserves. Exception is cleared.

Seller Comment (2025-02-19): HELOC Agreement uploaded on other condition.

Reviewer Comment (2025-02-13): Provided screen shot of loan terms is not acceptable to verify secured loan. Please provide HELOC agreement or other supporting document. Exception remains.

Seller Comment (2025-02-13): This the new HELOC.  The loan amount is $XXXXX.  We used $XXXXX to try and be conservative.  The HELOC paperwork does show an initial draw of $XXXXX.

Reviewer Comment (2025-02-12): Please provide evidence of secured loan proceed from Heloc $360,000 to be consider. as per final 1003 Secured borrower funds reflects $360,000 and there is no supporting document for same. Exception remains.

Seller Comment (2025-02-11): we have over $900,000 in assets available which equals roughly   25 months worth of reserves.  Attached is our asset grid for reference. Can you please advise if there are any of these accounts you are not including?

																			02/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50047626	32804168			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. We are missing evidence of the new Heloc terms and payment as shown on the 1003.This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2025-02-20): HELOC agreement provided, exception cleared Seller Comment (2025-02-19): HELOC Agreement uploaded on other condition.	02/20/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50047626	32804169			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM failure due to insufficient asset documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2025-02-20): HELOC agreement provided, exception cleared Seller Comment (2025-02-19): HELOC Agreement uploaded on other condition.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50047626	32901609			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2025-02-25): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2025-02-25): DAIR XX/XX/XX	02/25/2025			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50632608	32789091			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The file was missing a copy of initial Closing Disclosure.				Reviewer Comment (2025-02-10): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50632608	32789092			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $XXXX				Reviewer Comment (2025-02-10): XXXXX Received Valid COC dated XX/XX/XX along with revised CD.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	56538629	32896328			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							02/21/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56538629	32896329			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXXX.): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Evidence of borrower receipt was not found in file.							02/21/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56538629	32896406			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2025-02-25): Received and associated E-Sign Consent Agreement. Exception is cleared. Seller Comment (2025-02-24): Econsent	02/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51972405	32800900			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX.): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/10/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51972405	32801138			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate not provided				Reviewer Comment (2025-02-12): Received Flood Certificate as requested, same verified and updated as required per sourced document. Exception cleared. Seller Comment (2025-02-11): ECOA VALUATIONS WAIVER Seller Comment (2025-02-11): FLOOD CERT	02/12/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57632571	32779920			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		The file is missing a copy of the Flood Certificate used for this transaction.				Reviewer Comment (2025-02-07): Flood Certificate associated and details updated. Exception is cleared. Seller Comment (2025-02-07): FLOOD CERT	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57632571	32780092			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $30.00 exceeds tolerance of $25.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2025-02-04): Sufficient Cure Provided At Closing		02/04/2025		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	57632571	32780094			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $129.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2025-02-04): Sufficient Cure Provided At Closing		02/04/2025		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58143010	32839920			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Attorney review Fee was last disclosed as $XXXX				Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing		02/13/2025		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	57175574	32834506			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/14/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57175574	32834538			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-02-18): Received and associated Condo/PUD warranty form. Exception is cleared. Seller Comment (2025-02-18): condo warranty	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55217775	32859016			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the title policy.				Reviewer Comment (2025-02-21): Received final title policy. Exception cleared.	02/21/2025			1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55217775	32859019			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2025-02-20): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55445965	32902012			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt not found in file				Reviewer Comment (2025-02-26): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54141462	32911006			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX .Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2025-02-27): Received email from insurance agent evidencing policy has additional coverage up to 25%. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2025-02-27): (XXXXX) Binder supporting "Extended Replacement Cost" and email from Agent verifying the additional coverage uploaded. The total coverage exceeds the Min requirements of $1,960,000.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56772518	32733798			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $261.50 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit report fees disclose in LE $261.50 but in final CD it was $250. We have cure mention in CD of $11.50				Reviewer Comment (2025-01-29): Sufficient Cure Provided At Closing		01/29/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54701040	32810976			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/11/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54701040	32810977			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The loan file is missing a copy of Rate lock agreement.							02/11/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54701040	32810987			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The File is Missing a Copy of Rate lock agreement.				Reviewer Comment (2025-02-12): Received Initial Rate Lock rate as requested, same verified and updated as required per sourced document. Exception cleared. Seller Comment (2025-02-11): Lock info Seller Comment (2025-02-11): Lock Rate	02/12/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56691302	32918556			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX.): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/26/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52047021	32848930			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing a copy of Initial Rate Lock Date document.							02/18/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52047021	32848936			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing a copy of Initial Rate Lock Date document.				Reviewer Comment (2025-02-19): Rate Lock Confirmation received and associated. Exception is cleared. Seller Comment (2025-02-19): Lock Confirmation	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52047021	32848940			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/18/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59711725	32849785			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/18/2025	2	B	B	B	B	B	B	B	B	B	B		ID	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59041212	32733454			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXXX month primary housing mortgage payment is missing for the primary Residence XXXXX				Reviewer Comment (2024-12-26): XX/XX/XX. Exception Cleared. Buyer Comment (2024-12-26): Per Lender: UW Rebuttal: Credit report evidences that XXXXX. payment made with the Final Settlement statement evidencing that the secured mortgage was paid off on XX/XX/XX via the proceeds of the borrower's sold residence. Proof of Nov. payment should not be required.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59041212	32733457			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $135.00 plus 10% or $148.50. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	59041212	32733458			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $850.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	59041212	32733461			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.
Reviewer Comment (2024-12-26): Received a copy of HOA questionnaire. Exception Cleared.

Buyer Comment (2024-12-26): Per Lender : UW Rebuttal: A full condo review had been requested, but per The XXXXX response, "The condos and the townhomes share a common area, but since the townhomes are only 2 units separate from the 42 units in XXXXX, you do not need a review. XXXXX does not require a review of a 2-4 unit project." Regardless, the XXXXX, which was in the loan file delivered, evidences the condo project to be XXXXX approved. There is also a condo questionnaire in the file that verified the condo project met all of the project waiver requ9irements to ensure condo project warrantability.

																			12/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54177173	32926407			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/27/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58841169	32768621			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/05/2025	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58841169	32768622			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/05/2025	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58841169	32768625			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.				Reviewer Comment (2025-02-12): Client elects to waive. Reviewer Comment (2025-02-12): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other. Seller Comment (2025-02-11): (XXXXX) Hello, the COC's for XX/XX/XX (Page 254-D0419) and the XX/XX/XX(Page 90-D0276) and XX/XX/XX(Page 93-D0277) LE's show that it was a valid Change for the 2nd appraisal - we should not have to refund that amount. Would you please waive this condition? Thank you			02/12/2025	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58841169	32768626			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2025-02-17): XXXXX received LOE with detailed reason for adding the fee and as per COC dated XX/XX/XX.

Seller Comment (2025-02-13): (XXXXX) Hello, please see attached

Reviewer Comment (2025-02-12): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the second appraisal fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-02-11): (XXXXX) Hello, the COC's for XX/XX/XX (Page 254-D0419)  and the XX/XX/XX(Page 90-D0276) and XX/XX/XX(Page 93-D0277) LE's show that it was a valid Change for the 2nd appraisal - we should not have to refund that amount. Would you please waive this condition?  Thank you

																			02/17/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58841169	32768756			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement is missing in file				Reviewer Comment (2025-02-07): Received E-sgin consent agreement dated XX/XX/XX, verified and updated the details. Exception Cleared. Seller Comment (2025-02-06): (XXXXX) Hello, please see attached Proof of eConsent	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58827822	32943427			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							03/03/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50537526	32894096			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/21/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54708145	32860552			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/19/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54708145	32860553			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing a copy of rate lock document.							02/19/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54708145	32860599			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The file was missing a copy of Rate lock document.
Reviewer Comment (2025-02-24): Received supporting document for rate lock dated XX/XX/XX, verified and updated the details. Exception Cleared.

Seller Comment (2025-02-24): Good Morning

Here is the lock confirmation

Thanks :-)

Reviewer Comment (2025-02-21): Loan estimate reflects on XX/XX/XX loan was locked and if we update rate lock date as XX/XX/XX per lock confirmation then compliance requirements will not fulfilled. Please provide initial rate lock agreement or lock confirmation document. Exception remains.

Seller Comment (2025-02-21): Good Afternoon,
On  the LE dated XX/XX/XX.
It was locked regular XXXXX DU conforming 30 yr fixed on XX/XX/XX. On XX/XX/XX it was flipped from a conforming loan amount to a jumbo loan and locked with XXXXX.

This should suffice in resolving the condition.
Please advise and thank you.-XXXXX

Seller Comment (2025-02-20): Good Afternoon,

Did you see that the original lock was released and flipped to a Jumbo.

Please review. Thanks

Reviewer Comment (2025-02-20): Provided lock confirmation document reflects lock date as XX/XX/XX however initial Loan Estimate dated XX/XX/XX reflects rate lock as yes. Please provide initial rate lock agreement or rate lock confirmation document. Exception remains.

Seller Comment (2025-02-20): Uploaded Lock Confirmation

Seller Comment (2025-02-20): Lock Rate information

																			02/24/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52310862	32902304			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Disaster Inspection fee was not disclosed on LE but disclosed as $200.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-20): Sufficient Cure Provided At Closing		02/20/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50999346	32941746			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			03/03/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58778632	32886668			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/21/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58778632	32886669			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/21/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58778632	32886670			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-02-25): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2025-02-24): Initial CD	02/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53731701	32927306			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX.): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53731701	32927307			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX.): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57446013	32840731			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/17/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52406811	32861726			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							02/19/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	52406811	32861729			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): .			02/19/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53785576	32866674			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX.): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/20/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53785576	32866688			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $261.50 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $250.00 on LE but disclosed as $261.50 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-18): Sufficient Cure Provided At Closing		02/18/2025		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55161750	32924870			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	As per the appraisal report (1004), subject property is subject to completion. Kindly provide 442 (1004D).				Reviewer Comment (2025-03-03): Received and associated 1004D. Exception is cleared. Seller Comment (2025-03-03): 1004D	03/03/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55161750	32967065			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-03-03): Sufficient Cure Provided At Closing		03/03/2025		1		A		A		A		A		A		GA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55244457	32928931			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX.): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2025-01-09): Start rate and bona fide discount points provided. Buyer Comment (2025-01-08): Please review	01/09/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55244457	32928932			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of XXX% of the Federal Total Loan Amount. Points and Fees total $XXXX20 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $229.10 o rXXX%).	Excessive points. Confirm bona fide discount points excluded for further testing.				Reviewer Comment (2025-01-09): Start rate and bona fide discount points provided. Buyer Comment (2025-01-08): See attached lender response - Lender excluded $2,970.24 in bona fide discount points. Also see pg 4 of D0432 - Undiscounted rate 8%	01/09/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55244457	32928935			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $75.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2025-01-02): Sufficient Cure Provided At Closing		01/02/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50366076	32929067			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based on the Commitment in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-03-20): . Reviewer Comment (2025-01-07): Revised title provided. Buyer Comment (2025-01-03): Please see both the title commitment reflecting correct proposed insured amount (matches loan amount) and certfcation. Thank you. Reviewer Comment (2024-12-27): Noted Title commitment doc however its proposed Loan Policy still reflects amount $XXXXX please provide updated title policy exception remains. Buyer Comment (2024-12-26): Please find updated title commitment	01/07/2025			1	B	A	B	A	B	A	B	A	B	A		RI	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50366076	32929068			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	Lender/seller confirming the condo is warrantable document is missing.				Reviewer Comment (2024-12-27): Received a copy of Project approval. Exception Cleared Buyer Comment (2024-12-27): Lender's comment: This is the form completed by the project reviewer attesting to the fact that the condo is warrantable, acceptable to XXXXX and XXXXX. Please clear the condition. Thank you.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50366076	32929072			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was disclosed $XXXX				Reviewer Comment (2025-01-13): XXXXX received valid Changed circumstance. Buyer Comment (2025-01-09): Lender response 2 Buyer Comment (2025-01-09): Lender response	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		RI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53158422	32929156			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require Mortgage Statement to verify Tax, Insurance is escrowed with the Property Address "XXXXX"				Reviewer Comment (2025-01-09): Receive a copy of Mortgage Statement. Exception Cleared Buyer Comment (2025-01-08): PITI XXXXX	01/09/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53158422	32929158			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photo and the property must be re-inspected on or after XX/XX/XX declared end date.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-06): Inspection date is post declaration date but prior to declaration end date.			01/06/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53158422	32929159			Credit	Guideline	Guideline Issue	Guideline	Housing history reflects lates that do not meet guidelines		Require credit supplement or mortgage verification for the month of XXXXX with XXXXX for "REO "XXXXX" showing payment paid within month due.				Reviewer Comment (2025-01-13): Received Bank statement confirms XX/XX/XX payment Exception Cleared Buyer Comment (2025-01-11): Per lender : Attached is the borrower's bank statement for the month of XXXXX, on page 2 of the document it shows the mortgage payment being withdrawn from the account, the information is highlighted on the bank statement Reviewer Comment (2025-01-09): Received an updated credit report and Escrow Analysis, but unable to verify whether the payment for XX/XX/XX were made. Exception Remains Buyer Comment (2025-01-08): Credit	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53158422	32929160			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation failure due to QM failure. This exception will be cleared once all QM specific exception have been cured/cleared.				Reviewer Comment (2025-01-09): Received LOX with indent to return date. Exception Cleared	01/09/2025			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53158422	32929161			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Temporary Leave	General QM: Insufficient evidence that borrower has right to return to employment following temporary leave.	Require letter from employer confirming intended date that the borrower is expected to return to work, or that the borrower has returned to work.				Reviewer Comment (2025-01-09): Received LOX with indent to return date. Exception Cleared Buyer Comment (2025-01-08): Lox	01/09/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53158422	32929163			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide an updated HOI dec page with the correct address XXXXX.				Reviewer Comment (2025-01-15): Updated docs are not required. Cleared. Reviewer Comment (2025-01-10): Received Updated HOI with corrected address, however premium got change from $1059 to $1072. Require updated 1003/AUS/1008, PCCD and escrow disclosure. Exception Remains Buyer Comment (2025-01-09): HOI	01/15/2025			1		A		A		A		A		A		NC	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101035			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XXXXX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-10-29): Original appraisal provided. Buyer Comment (2024-10-25): Appraisal report	10/29/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101037			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXXs. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	XXXXXs Fee was disclosed as $XXXX
Reviewer Comment (2024-12-06): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-12-05): Refund cure docs, with canceled check for proof of delivery to the consumer. We have already reset the condition for corrected PCCD and LOE as the cure was not disclosed per TRID requirements.

Reviewer Comment (2024-11-24): XXXXX Received Valid COC dated XX/XX/XX; however, copy of XXXXX report not present in file. Provide copy of XXXXX report.

Buyer Comment (2024-11-22): COC

Reviewer Comment (2024-11-21): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-11-19): COC

																				12/06/2024		2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101038			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel Missing				Reviewer Comment (2024-11-11): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Exception has been cleared. Buyer Comment (2024-11-07): Construction Note - Rescission does not apply to this transaction per Lender	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101039			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	4506-C (XXXXX) is missing for the co borrower XXXXX.				Reviewer Comment (2025-01-16): 4506 provided and other documents waived in other exception. Buyer Comment (2025-01-16): Exception from XXXXX. Reviewer Comment (2024-10-29): XXXXX 4506 provided. LOX is refencing agency guidelines. Loan reviewed using v11 guidelines. Exception stands. Buyer Comment (2024-10-29): LOX Buyer Comment (2024-10-29): 4506C	01/16/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101040			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	YTD P&L Statement, Balance Sheet and 3 months Account Statements - Business are missing for the business "XXXXX" for both the borrower's YTD P&L Statement, Balance Sheet and 3 months Account Statements - Business are missing for the business "XXXXX" for the co borrower David Smith.	The representative FICO score is above 680. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	725 vs 680	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-16): Investor accepts and waives with compensating factors. Reviewer Comment (2024-10-29): LOX is refencing agency guidelines. Loan reviewed using v11 guidelines. Exception stands. Buyer Comment (2024-10-29): LOX			01/16/2025	2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101041			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title Policy Coverage is less than Original Loan Amount. Need an updated Title Insurance Policy Documents i.e. Title Commitment.				Reviewer Comment (2024-10-28): Updated title report received. Exception Cleared Buyer Comment (2024-10-24): see attached	10/28/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101043			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy for the subject property does not reflects the premium amount.				Reviewer Comment (2024-11-20): Received HOI policy. exception cleared. Buyer Comment (2024-11-18): HOI Reviewer Comment (2024-10-25): Received Hazard Policy but premium amount not matches with what considered on Final CD. require updated policy matching lender used HOI premium. exception remains. Buyer Comment (2024-10-24): premium amount can be found in the comment box under remarks section	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56540752	33101049			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the rental history for the borrower's primary residence.	The representative FICO score is above 680. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	725 vs 680	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2025-01-22): Investor approval to allow 12 month history vs 24 months with compensating factors.

Reviewer Comment (2025-01-22): LOX confirming rent free for one month provided from children  along with 11 month prior mortgage history completed 12 month history. File contains an exception to allow 12 months vs 24 months.

Buyer Comment (2025-01-22): please see attached

Reviewer Comment (2025-01-16): Need to verify previous rent at XXXXX to complete 12 month history as VOR provided for next address was only for 11 months. Investor exception to allow 12 months.

Reviewer Comment (2025-01-10): Received updated 1003 with 2 Previous primary i.e. XXXXX for 10 months and XXXXX for 4years 4 months. VOR received for XXXXX from XX/XX/XX where as Credit report noted Rental history from XX/XX/XX for property XXXXX, still missing Payment verification from XX/XX/XX (Guideline require most recent 24 months and there is gap in verification). Exception Remains

Buyer Comment (2025-01-09): see attached

Reviewer Comment (2024-11-07): As per the final 1003 borrower stays on rent for 05 years and 2 months. As per the V11 guideline we need 24 months rental payment history to be verified. Exception Remains.

Buyer Comment (2024-11-05): LOX

																					01/22/2025	2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50234625	33101050			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third Party Verification document is missing in file for business XXXXX (XXXXX) of XXXXX and XXXXX.				Reviewer Comment (2024-12-23): Received SOS business search. business is active until XX/XX/XX exception cleared. Buyer Comment (2024-12-20): see attached Reviewer Comment (2024-12-05): Require verification from CPA, regulatory agency or by an applicable licensing bureau like SOS search from government website for business XXXXX (XXXXX) of XXXXX and XXXXX. exception remains. Buyer Comment (2024-12-04): VOE	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50234625	33101051			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Per Final CD page 2 Taxes and Insurance $XXXXX+ $XXXXX=$ Per page 4 of the Final CD taxes and Insurance $XXX. PCCD same.
Buyer Comment (2024-12-17): Lender acknowledged non material EV2

Buyer Comment (2024-12-17): lox

Reviewer Comment (2024-12-06): XXXXX received rebuttal on rounding of amount.  However, the issue on this exception relates to the Section G escrow amounts being paid by other party than borrower. (seller in this case).  XXXXX has discussed this specific issue with outside counsel in the past.  We note that 1026.38(l)(7) [Escrow Account on page 4] basically refers to 1026.38(g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  The exception is graded as an EV2 instead of an EV3 given the instructions in the CFPB Small Entity Compliance Guide.

Buyer Comment (2024-12-05): Comment from Lender: The difference is due to a system rounding issue. Is an updated CD still required?

																					12/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	50234625	33101053			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX-rent $2900.00-XX/XX/XX payments per bank statements. Missing other 22 months of rental payments. Borrower XXXXX paying the rent. Rent free letter for Borrower 2 and 3 missing in file.				Reviewer Comment (2025-01-03): Received Rent free email confirmation and payment from XX/XX/XX. Exception Cleared Buyer Comment (2025-01-02): rent pmts Buyer Comment (2025-01-02): Lox 2 Buyer Comment (2025-01-02): lox	01/03/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50234625	33101054			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Missing 3-months business bank statements that align wit recent P&L for XXXXX.				Reviewer Comment (2025-01-03): 3-months business bank statements has been provided. Exception cleared. Buyer Comment (2025-01-02): XXXXX only statement	01/03/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50234625	33101055			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-24): PDI Inspection date XX/XX/XX, no damage. The disaster end date has not been declared. Buyer Comment (2025-01-24): PDI			01/24/2025	2		B		B		B		B		B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54178092	33101077			Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Deposit receipt is missing in file for Earnest money deposit.				Reviewer Comment (2025-01-24): Deposit receipt Received. Exception Cleared Buyer Comment (2025-01-24): Earnest Money check copies and bank statements Buyer Comment (2025-01-24): Check Buyer Comment (2025-01-24): Statement	01/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56244974	33101098			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final 1003 AUS and 1008 reflects Taxes, Insurance and HOA amount as $XXXX				Reviewer Comment (2025-01-30): Figures are more conservative. No issue. Cleared. Buyer Comment (2025-01-30): Lender figures are more conservative. Please remove	01/30/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56186034	33101111			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet is missing in file for both borrowers.				Reviewer Comment (2025-01-22): Income calculation worksheet received for Both borrower. Exception Cleared Buyer Comment (2025-01-21): 1084	01/22/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56186034	33101112			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax Certificate document is missing in file for subject property.				Reviewer Comment (2025-01-22): Received Tax cert for subject property Exception cleared Buyer Comment (2025-01-21): Tax docs	01/22/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56186034	33101113			Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Trust Agreement (Asset) is missing in file for XXXXX.				Reviewer Comment (2025-01-27): Received Trust Cert confirm Both Borrower as Trustee. Exception Cleared Buyer Comment (2025-01-27): please see trust cert attached Reviewer Comment (2025-01-23): Received unsigned Copy of certification of Trust. Require signed copy of Trust agreement. Exception Remains Buyer Comment (2025-01-22): Trust Cert	01/27/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56186034	33101116			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments.	Final Closing Disclosure Partial Payments information is not provided				Reviewer Comment (2025-01-22): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-01-21): LOE and PCCD		01/22/2025		2	C	B	C	B	C	B	C	B	C	B		MO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	56186034	33101118			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	XXXXX Transcripts (1040) is not provided in file for Borrowers Bonus income				Reviewer Comment (2025-01-31): Received XXXXX, XXXXX and XXXXX 1040 Transcripts for both borrowers. Exception cleared Buyer Comment (2025-01-31): Transcripts	01/31/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56186034	33101119			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2025-01-22): Appraisal Notice received. Exception Cleared Buyer Comment (2025-01-21): Appraisal delivery	01/22/2025			1	B	A	B	A	B	A	B	A	B	A		MO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55412594	33101145			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Final 1003 application missing in the file for co-borrower XXXXX.				Reviewer Comment (2025-01-28): Received Final 1003 for Co-Borrower XXXXX. Exception cleared Buyer Comment (2025-01-27): Final 1003 for both borrowers	01/28/2025			1	C	A	C	A	C	A	C	A	D	A		CA	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55412594	33101148			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $139.00 plus 10% or $152.90. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-31): Sufficient Cure Provided At Closing		12/31/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	55412594	33101151			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Borrower 2 per is part of purchase contract and no title commitment but did not sign the Note or Security Instrument				Reviewer Comment (2025-01-14): Co-bwr not signing is acceptable. Buyer Comment (2025-01-10): comment from lender: Co-borrower is a co-signer only and as such does not sign the security instrument as she will not have interest in the subject property. She does have joint liability by signing the Note.	01/14/2025			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50885252	33101236			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Buyer Comment (2025-02-06): Lender acknowledged non material EV2 Buyer Comment (2025-02-06): LOE			02/06/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	50885252	33101238			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.	-	Borrower purchased property in Nov XXXXX appraisal states purchase versus refinance. Borrower is now refinancing to pay off acquisition loan. Provide report confirming owner occupied.				Reviewer Comment (2025-02-05): Using appraisal from previous transaction. Cleared Buyer Comment (2025-02-04): Additionally per Lender : If it is the permanent financing from a construction loan, the customers do not need to have moved in If we're using a subsequent appraisal, we aren't required to update the occupancy or purpose (from purchase to refinance), etc Buyer Comment (2025-02-04): Pr Lender : permanent financing from a construction loan, the customers do not need to have moved in.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56029112	33101263			Credit	System	General	System	Security Instrument address does not match Note address.		Appraisal, insurance and flood cert reflect zip code as XXXXX. Security instrument and note document reflect XXXXX. Provide corrected Note and Security Instrument with intent to re-record the latter.
Reviewer Comment (2025-01-23): Received updated Note with Zip code of XXXXX. exception Cleared

Buyer Comment (2025-01-22): Note

Reviewer Comment (2025-01-13): Received Corrected Security instrument with re-record LOX, however still missing Note with correct address. Exception Remains

Buyer Comment (2025-01-10): see attached

Reviewer Comment (2025-01-06): That is a question I would defer to the title company insuring the transaction.

Buyer Comment (2025-01-03): Per lender : Wil it be  accepted if the borrower is available to sign now or do we need to ask the POA signer also sign the corrected docs?

																			01/23/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	56029112	33101264			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $430.00 exceeds tolerance of $310.00 plus 10% or $341.00. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $430.00 exceeds tolerance of $310.00 plus 10% or $341.00. Cure provided was insufficient.
Reviewer Comment (2025-01-27): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-01-24): LOE, PCCD and refund check

Reviewer Comment (2025-01-22): While the lender permitted the borrower to shop for a service provider, the borrower did not select a provider and therefore the lender chose for them. Under such scenarios, pursuant to 1026.19(e)(3)(ii)-6 [i.e., 10%], good faith is determined under 1026.19(e)(3) [i.e., 0%]: As the borrower did not select the provider, and the fees were paid to an affiliate listed on the SSPL, the fee is bound by 0% tolerance. Cure is required.

Buyer Comment (2025-01-22): There are 5 fees that should be included in the 10% testing, the Recording Fee and 4 fees paid to the Service Provider Parkway Title Agency.

The 4 fees were disclosed in section C as shoppable, but as they were paid to a service provider, they should have a 10% tolerance. The Notary acknowledgment which was not paid to a service provider was included in the original finding, but this fee would have no tolerance as it was not paid to a provider, payees updated on the PCCD and confirmed by the FSS.

Reviewer Comment (2025-01-21): XXXXX received PCCD dated XX/XX/XX. Still the cure required for 10% tolerance is $39 out of which $37 was provided at closing remaining cure of $2 is required. 10% charges include Title - Notary fee (Baseline $250, final $200) and recording fee (Baseline $60, Final $180). Total of baseline is $310 and charged at final is $380. After 10% tolerance $341 - $380.00 = $39. Please provide cure docs for remaining $2.

Buyer Comment (2025-01-17): Final Settlement Statment

Buyer Comment (2025-01-17): LOE and CD

Reviewer Comment (2025-01-16): XXXXX received LOX for lender rebuttal response that PCCD issued XX/XX/XX mobile Notary fee split it up in $200 and $100. But, there seems to be no CD dated XX/XX/XX in the loa file to validate the exception. Provide corrected CD with LOX in order to reevaluate and re-baseline this exception, along with required certified Final SS to verify the Notary fee applied to the same or Cure would be due to borrower.

Buyer Comment (2025-01-14): Lender response

Reviewer Comment (2025-01-10): XXXXX received calculation stating Mobile notary fee were charged as $200 on Final CD. However, as per the Final CD (Doc ID # 0234) the Title- Mobile notary fee is $250.Kindly provide additional cure of $52. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-01-08): See lender (XXXXX) response to XXXXX with snap shot of the lender tolerance calculations

																				01/27/2025		2	C	B	C	B	C	B	C	B	C	B		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	59295770	33101265			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Final 1003 Section 3 REO Section Property "XXXXX" reflects Taxes, Ins and Association dues as $257.27. Missing evidence of monthly HOA dues or other obligation disclosed.
Reviewer Comment (2025-02-03): Documentation provided is sufficient.

Buyer Comment (2025-01-31): See email attached

Buyer Comment (2025-01-31): Our seller would like to know what documentation/confirmation they can provide?

The borrower owns two lots/parcels, the documentation in this email has been uploaded. Please see attached.

Reviewer Comment (2025-01-29): Received Clarification of HOA for REO XXXXX as it is 2 Lot  property, however for REO property XXXXX also have same HOA amount of $83.33/monthly. Total TIA noted $XXXXX where Tax verified XXXXX/Monthly, insurance Verified $83.33 still missing $83.33 Verification. Available HOA document only have Address of XXXXX, please clarify is it same HOA document used for REO XXXXX How way property. exception remains

Buyer Comment (2025-01-28): Per Lender: The difference of the $83.33 is for the second HOA fee for the second lot. The borrower owns two lots/parcels. Therefore the $83.33 was doubled for the second lot. Please refer to the bottom of page 3 of the attached document.

Reviewer Comment (2025-01-27): Require clarification for HOA amount for the REO "XXXXX". Exception remains.

Reviewer Comment (2025-01-27): Erroneously cleared as it seems HOA clarification provided for subject not the REO. Re-opened again

Reviewer Comment (2025-01-27): Received HOA email confirmation. exception cleared.

Buyer Comment (2025-01-27): LOX

Reviewer Comment (2025-01-23): Received HOA clarification for subject property where require HOA or other expenses of $166.67 for Investment REO property "XXXXX" As only Tax verified $XXXXX (XXXXX/12) whereas Lender used $257.27 Total TIA. Borrower confirmed no Insurance. Exception Remains

Buyer Comment (2025-01-22): HOA Email

Buyer Comment (2025-01-22): LOX

Reviewer Comment (2025-01-17): Received HOA disclosure fee however unable to determine the monthly or quarterly HOA amount. require letter of explanation from Borrower OR HOA management company to determine the accurate HOA due. exception remains.

Buyer Comment (2025-01-17): HOA docs

Reviewer Comment (2025-01-16): Received Quarterly HOA statement, however Tax verified $XXXXX (XXXXX/12) + HOA verified $83.33 (250/3)  + No insurance due to Vacant Lot, still missing document to verify remaining $83.33 to meet $257.27 reported in Final 1003. Exception Remains

Buyer Comment (2025-01-15): REO docs for XXXXX

																			02/03/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		D	A	D	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59295770	33101267			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		XXXXX effective date is XX/XX/XX and not matching appraisal effective date is XX/XX/XX. Required Corrected XXXXX match appraisal effective date as XX/XX/XX.				Reviewer Comment (2025-01-16): Received XXXXX with correct Effective date. Exception cleared Buyer Comment (2025-01-15): XXXXX	01/16/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		D	A	D	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59295770	33101268			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		HOA amount as per 1004 reflects $150 per month. Required HOA document for $352.49 that supports the final CD for the subject property XXXXX was not provided.
Reviewer Comment (2025-01-31): HOA and LOX provided.

Buyer Comment (2025-01-30): Per lender : HOA Full Screen Shot

Reviewer Comment (2025-01-29): Lender confirmed Additional Tax amount is  Special Improvement District payment of $108.49, however provide document to Verify Special Improvement District payment of $108.49 as Screenshot of XXXXX is partial imaged and amount is not reflecting. Exception Remains

Buyer Comment (2025-01-28): Per Lender : There is SID (Special Improvement District) payment for the community that the subject property is in. It was added as unimproved taxes. Please see attached screen shot from the UW with the explanation.

Reviewer Comment (2025-01-27): Noted HOA amount of $244 for the subject property "XXXXX" however we have received proposed taxes amount $669.73 per month. but not supporting document to validate the same. exception remains.

Buyer Comment (2025-01-27): HOA LOX

Reviewer Comment (2025-01-23): Received HOA Confirmation for subject Property is $244, however Lender used Tax amount of $XXXXX/Monthly whereas Tax calculation worksheet (Doc ID D0385) Noted $XXXXX. Provide tax cert support the Tax amount $XXXXX/monthly. Exception Remains

Buyer Comment (2025-01-22): HOA Email

Buyer Comment (2025-01-22): See LOX

Reviewer Comment (2025-01-17): Received Disclosure fee however unable to locate HOA amount of  $352.49 in it. require HOA statement or letter from borrower for the HOA payment for the subject property. exception remains.

Buyer Comment (2025-01-17): see HOA docs

																			01/31/2025			1	C	A	C	A	C	A	C	A	D	A		NV	Second Home	Purchase		D	A	D	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59295770	33101269			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-01-16): Received Signed final 1003. Disbursement date is XX/XX/XX which is matching with FInal 1003. Exception Cleared Buyer Comment (2025-01-15): 1003 Reviewer Comment (2025-01-13): Doc id D0198 was signed on XX/XX/XX which is post the closing date. require the Final 1003 signed at closing. exception remains. Buyer Comment (2025-01-13): Final 1003 - D0198	01/16/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		D	A	D	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59295770	33101271			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					Reviewer Comment (2025-01-16): Received rate lock document. Exception Cleared Buyer Comment (2025-01-15): Lock	01/16/2025			1	B	A	B	A	B	A	B	A	B	A		NV	Second Home	Purchase		D	A	D	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	55919792	33101279			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		Loan is to be securitized. Secondary valuation is missing. Sec ID: 2				Reviewer Comment (2025-01-23): Received XXXXX. Exception Cleared Buyer Comment (2025-01-22): XXXXX	01/23/2025			1	D	A	D	A	D	A	D	A	D	A		SC	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54860999	33101283			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	VVOE for the borrower within 120 business days of Note date is required
Reviewer Comment (2025-01-21): Received VVOE for XXXXX Schedule C Business. Exception Cleared

Buyer Comment (2025-01-17): VOE

Reviewer Comment (2025-01-14): **Mistakenly Cleared *** verifying a phone listing and address for the borrower's business using a telephone book, the internet, or directory assistance acceptable source of Business Verification, however along with Lender must document title of the lender's employee who obtained the information (VOE) per guideline. Provide VOE mentioned Source of verification as internet search. Exception Remains

Reviewer Comment (2025-01-14): verifying a phone listing and address for the borrower's business using a telephone book, the internet, or directory assistance acceptable source of Business Verification, however along with Lender must document title of the lender's employee who obtained the information (VOE) per guideline. Provide VOE mentioned Source of verification as internet search. Exception Remains

Reviewer Comment (2025-01-14): Verification provided.

Buyer Comment (2025-01-13): Can you please validate the exception below. The borrower in question is self-employed and under Self-Employed Income in the XXXXX SELLING GUIDES: ⚬ from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or ⚬ by verifying a phone listing and address for the borrower's business using a telephone book, the internet, or directory assistance. The lender provided a copy of the internet listing (D0259) with the same phone # as the Final 1003 looked up on XX/XX/XX.

																			01/21/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54860999	33101285			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-01-17): Received Appraisal Delivery. Exception Cleared Buyer Comment (2025-01-16): Appraisal delivery	01/17/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51154773	33101367			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require Supporting document TIA of $753.83 stated per application 1003 for REO XXXXX and $434.83 stated per application 1003 for REO XXXXX
Reviewer Comment (2025-02-11): Received Clarification about other expenses of REO properties. these  are just Tax, insurance and interest of XXXXX Tax return average which is not included in DTI calculation. Lender DTI is matching with Calculated DTI. Exception cleared

Buyer Comment (2025-02-11): Lox

Reviewer Comment (2025-02-06): Received same REO property Document like Mortgage statement Confirm Payment is Escrowed and No HOA due to SFR property, however Final 1003 Noted  TIA amount for REO XXXXX $753.83 and for REO XXXXX $434.83 without any document support the amount. Exception Remains

Buyer Comment (2025-02-05): REo docs

																			02/11/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51154773	33101368			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement / Sales Contract missing for the subject property
Reviewer Comment (2025-02-19): The escrow instructions were provided and they can be used in lieu of a purchase contract.

Reviewer Comment (2025-02-10): as per guideline requirement "a purchase contract between the buyer and seller to be included in the mortgage file for any purchase mortgage, meaning the complete sales contract and all addenda must be provided" even though property being sold directly by the owner, without a real estate agent still purchase contract require. Exception Remains

Buyer Comment (2025-02-09): Just a FYI:  XXXXX (XXXXX) requires a purchase contract between the buyer and seller to be included in the mortgage file for any purchase mortgage, meaning the complete sales contract and all addenda must be provided

Buyer Comment (2025-02-09): Per lender : Property is a FSBO with no purchase contract. The escrow instructions act as a purchase contract when it is a for sale by owner. - EI attached

																			02/19/2025			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51154773	33101369			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Require CPA letter for business (XXXXX) bank statement XXXXX, stating withdrawal of the funds from the business will not harm the financial strength of the business.				Reviewer Comment (2025-02-13): Received Cash flow analysis, however per Guideline only CPA letter require, since lender LOX confirm borrower have sufficient balance form other asset therefore Business fund can be excluded from qualification or use business cash flow analysis. Being conservative Business Fund excluded for testing. Exception Cleared Buyer Comment (2025-02-12): LOE	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51154773	33101370			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Require LOE with source of funds for the deposit $184.332.59 made into XXXXX dated XX/XX/XX.
Reviewer Comment (2025-02-19): Proof of source of funds provided. Cleared.

Reviewer Comment (2025-02-06): on XX/XX/XX Borrower got Net deposit of $184,332.59, Source provided of different Date checks of $154,000 dated XX/XX/XX, $28,000 dated XX/XX/XX and $1169.29 on XX/XX/XX which totaling of $183,169.29 which is not matching with $184,332.59 Deposit amount. Exception remainas

Buyer Comment (2025-02-05): Per lender : ) Please provide LOE along with source of funds deposited for large deposit of
$XXX made on XX/XX/XX into XXXXX
Please refer to documentation re-uploaded. The documentation includes:
o Deposit slip dated XX/XX/XX which reflects the withdrawal of the funds. The withdrawal is highlighted on the statement.

																			02/19/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51154773	33101371			Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Require trust agreement for asset statement XXXXX.				Reviewer Comment (2025-02-13): XXXXX account excluded from Asset qualification as per Lender confirmation, updated 1003/AUS. Exception Cleared Buyer Comment (2025-02-12): LOE Trust Reviewer Comment (2025-02-06): Trust Agreement must require for Trust fund Account # XXXXX. Exception Remains Buyer Comment (2025-02-05): See response #3 on lox	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51154773	33101375			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Require Initial Escrow Account Disclosure mismatching initial deposit amount of $XXXX78 per Closing Disclosure.				Reviewer Comment (2025-02-06): Updated Escrow disclosure received with correction in initial deposit amount. Exception Cleared Buyer Comment (2025-02-05): IEADS	02/06/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	51517058	33101378			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		442 completion Inspection indicates no damage and was done post disaster but before end date. If the property is in a zone where a Disaster End Date has not been declared by FEMA, in addition to the above inspection requirement, a date and time stamped area map from a state or county agency or similar, showing the subject property in relation to the disaster area is required to evidence that the property is outside of current known disaster XXXXX Page 12 of 20 XX/XX/XX boundaries.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score is above 680.

Property inspected post disaster but pre-FEMA declaration of disaster end date.
																Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster:XX/XX/XX	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-02-04): PDI Inspection date XX/XX/XX, no damage. The disaster end date has not been declared. Buyer Comment (2025-02-04): PDI			02/04/2025	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51517058	33101379			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2025-02-14): Received XX/XX/XX Appraisal delivery evidence for second appraisal. Exception Cleared Buyer Comment (2025-02-13): XX/XX/XX email to borrower	02/14/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51517058	33101381			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX00 exceeds tolerance of $286.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $286 on LE but disclosed as $1768 on PCCD Final Closing Disclosure. File does contains a valid COC or cure. These fees were added post close.
Reviewer Comment (2025-02-25): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-02-24): Cure with legible PCCD.

Reviewer Comment (2025-02-24): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing; however, page 03 of PCCD is not legible. Provide legible copy of PCCD.

Buyer Comment (2025-02-21): LOE, PCCD, refund check and shipping label

Reviewer Comment (2025-02-19): XXXXX received rebuttal that rate lock expired due to fires and referenced regulation 12.8.  As noted in the regulation snippet, a Corrected CD (with applicable COC) must be provided "at or before" consummation.  Consummation date is based on the Notary date, which on this loan is XX/XX/XX and as such, the XX/XX/XX CD is considered the Final CD.  The discount points fee increased on the XX/XX/XX Post Close CD and baseline cannot be reset for a COC.  Additionally can refer to SFA TRID GRID 4.0 Additional Considerations Row 22 which states PCCDs will not be permitted  to rebaseline fee tolerance despire occurence of a COC.  §1026.38(a)(3)(ii) defines Closing Date as "The date of consummation, labeled "Closing Date."" XXXXX has been further advised by its outside counsel that ultimately the CD "Closing Date" field should reflect the date of consummation, i.e. the date when the borrower becomes contractually bound on the debt obligation. Typically, consummation would be the date the borrower signs the note. As the execution of the Note is typically not dated, XXXXX defaults to the notarization of the Security Instrument to determine this date under the assumption the Deed and Note are signed on the same day. Although Reg Z does not make a determination on when a contractual obligation has been created, absent state law that provides otherwise, XXXXX considers the borrower to be contractually obligated as of the date the Note and Security Instrument are signed, which on this loan, is 1-3-XXXXX. Although the Closing Date XXXXX be disclosed under §1026.38(a)(3)(ii) based on the best information available at the time the disclosure is issued, §1026.19(f)(2) requires the creditor to provide corrected disclosures reflecting any changed terms to the consumer at or before consummation.  As the fee increased post close, cure would be due to borrower.  Corrected CD, LOE to borrower, copy of cure refund for $1482 and proof of mailing.

Buyer Comment (2025-02-19): Lender rebuttal uploaded

Reviewer Comment (2025-02-17): XXXXX received wire confirmation. However, any fee increased after closing we would require cure for the same. Kindly provide cure for the fee increased. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-02-13): wire from the previous home sale

Buyer Comment (2025-02-13): Lender attestation regarding increased fees

Reviewer Comment (2025-02-03): XXXXX recognizes that fees can be updated in dry states. Our testing methodology remains the same. XXXXX only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing. The increase in pricing due to rate extension occurred after closing.  With such an attestation, we would consider clearing any associated APR, Finance Charge and/or TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an "after-closing event", which should be identified for why fees increased. Please keep in mind that the attestation can be a separate document, or it can be a comment that the lender places on the exception itself. XXXXX' s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes that occurred after closing. Consummation is determined as being the notary date. If fees were updated and did not change because of an after closing event, then cure would be Corrected CD, LOE to borrower, copy of cure refund and proof of mailing

Buyer Comment (2025-02-03): Please cancel. A valid COC for the expired lock is in the loan file D0452 along with revised CD D0454

																				02/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	51517058	33101382			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Cure provided at closing, this will be cleared when all other open TRID violations have been resolved.
Reviewer Comment (2025-02-19): Sufficiently Cured at closing

Buyer Comment (2025-02-19): Lender rebuttal uploaded

Reviewer Comment (2025-02-05): XXXXX: The LE, CD and COC that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on why the 2nd appraisal fee was added. However, the cure provided at closing is insufficient to cure for all the citing 0% exception. We will clear the exception once we received resolution on the Loan discount point fee exception citing. Exception remains.

Buyer Comment (2025-02-03): COCs and disclosures

																				02/19/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101414			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-01-29): Received appraisal delivery dated XX/XX/XX Buyer Comment (2025-01-28): Processor cert Buyer Comment (2025-01-28): Appraisal delivery to borrower	01/29/2025			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101417			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Signed and dated initial 1003 application is missing in the file.				Reviewer Comment (2025-01-24): Received Signed initial 1003 Exception Cleared Buyer Comment (2025-01-23): 1003 Reviewer Comment (2025-01-21): Received Final 1003, however Exception is for Initial 1003. Exception Remains Buyer Comment (2025-01-17): 1003 Reviewer Comment (2025-01-16): Waived in error. Buyer Comment (2025-01-16): Acknowledged as non-material.	01/24/2025			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101418			Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Require executed Gift Letter in the amount of $XXXX55 used for closing stated per application				Reviewer Comment (2025-01-21): Received Gift letter. Exception Cleared Buyer Comment (2025-01-17): Gift letter	01/21/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101419			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Require Wire Confirmation in the amount of $XXXX85 from XXXXX dated XX/XX/XX wire to title.				Reviewer Comment (2025-01-21): Receive Title company confirmation of receipt of $234270.85 funds. Exception Cleared Buyer Comment (2025-01-17): LOX from attorney on Wiring info	01/21/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101420			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require HOA verification for "XXXXX"				Reviewer Comment (2025-01-24): Received HOA Verification for XXXXX. Exception Cleared Buyer Comment (2025-01-23): HOA	01/24/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101421			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Require WVOE from XXXXX for two year commission income history to calculate commission income for borrower 1.				Reviewer Comment (2025-01-24): Received WVOE from XXXXX with Commission income Calculation. Exception Cleared Buyer Comment (2025-01-23): WVOE Reviewer Comment (2025-01-21): Received VVOE, however Require WVOE to confirm Twi year commission income history. Exception Remains Buyer Comment (2025-01-17): VOE	01/24/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101423			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Verify XXXXX, XXXXX, and XXXXX, XXXXX payments to XXXXX for previous primary residence were paid within months due				Reviewer Comment (2025-01-29): XXXXX and XXXXX payment received suffice the requirement Exception Cleared Buyer Comment (2025-01-28): Following XXXXX re: XXXXX pmt: Existing Mortgage Payment Requirements On the date of the loan application, the borrower's existing mortgage must be current, which means that no more than 45 days XXXXX have elapsed since the last paid installment date. Buyer Comment (2025-01-28): See XX/XX/XX for XXXXX pmt $2365 on page 14, see XX/XX/XX $2365 page 9	01/29/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101424			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Ineligible Property Type: Rural zone properties are ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-02-05): Investor allows rural. Buyer Comment (2025-02-05): Appraisal meets XXXXX guideline, XXXXX accepts.			02/05/2025	2		B		B		B		B		B		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101425			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		AUS also ineligible for being short cash to close. AUS can only be ineligible for loan amount.				Reviewer Comment (2025-01-27): Received updated AUS with only Ineligible for loan amount. Exception cleared Buyer Comment (2025-01-24): updated AUS	01/27/2025			1		A		A		A		A		A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101426			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Loan re-reviewed to XXXXX guides which requires 3 months reserves vs 2.13 documented.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-02-06): Investor accepts and agrees to waive with compensating factors, Buyer Comment (2025-02-06): Exception from XXXXX			02/06/2025	2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101427			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall due to ATR fail				Reviewer Comment (2025-02-06): Insufficient assets exception was waived and re-graded by investor.	02/06/2025			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	53145915	33101428			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to: Loan re-reviewed to XXXXX guides which requires 3 months reserves vs 2.13 documented.				Reviewer Comment (2025-02-06): Insufficient assets exception was waived and re-graded by investor. Buyer Comment (2025-02-06): Exception from XXXXX.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54618716	33112946			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Insurance verification document for REO Property XXXXX.				Reviewer Comment (2025-01-27): HOA verification received and updated. Exception cleared Buyer Comment (2025-01-27): HOA docs Reviewer Comment (2025-01-24): Insurance document received, there is still difference of $76.50 in PITIA expenses. If property is a part of HOA please provided supporting documents, Exception Remains. Buyer Comment (2025-01-23): REO - HOI with start and end date Reviewer Comment (2025-01-23): Received hazard insurance does not reflect Effective and End date of the policy. Exception remains. Buyer Comment (2025-01-22): Please see attached the HOI doc for XXXXX	01/27/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53515798	33112962			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement is missing in the file.
Reviewer Comment (2025-01-23): Mortgage statement received with convertor confirming monthly payment of the loan. Exception Cleared.

Buyer Comment (2025-01-22): D0401 pg 405-412 is a currency conversion to convert the mortgage payment into USD, followed by the translated and original mortgage statements and translated and original mortgage pay histories.  Please cancel this condition as docs were provided with original package.

Reviewer Comment (2025-01-22): Require Mortgage Statement for REO property "XXXXX" as per response document#D0401 is "currency converter/exchange doc not a mortgage statement. Exception Remains.

Buyer Comment (2025-01-20): Please see D0401 for mtg stmt and payment hist. Note XXXXX formatting of dates is DD/MM/YYYY.

																			01/23/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53515798	33112964			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Available for Closing is insufficient to cover Cash from Borrower.
Reviewer Comment (2025-01-23): Source of fund updated & exception cleared.

Buyer Comment (2025-01-22): Please cancel this condition- Page one of the purchase contract reflects the initial deposit of $50,000 paid at Offer to Purchase and $140,500 paid at time of sales contract execution. The total EMD is $190,500. This can be located in section D0334 page 455. Evidence of the wire transfer to title associated with the EMD can be located on XXXXX account XXXXX $50,015 wire on XX/XX/XX ($15 wire transfer fee) and $140,515 wire on XX/XX/XX ($15 wire transfer fee). Section D0395 page 367 and 369. Once included with assets, the customer has sufficient funds. Addl documentation should not be required.

																			01/23/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	53515798	33112966			Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	-	Prior employment details not provided.				Reviewer Comment (2025-01-23): VVOE has been updated for prior employment. Exception cleared. Buyer Comment (2025-01-20): Please see pgs 329-331, 342, and D0405 for prior employment history. Bwr was with XXXXX branch of current company. XXXXX start date is same employer, US branch.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500200	33112994			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Loan Estimate provided on XX/XX/XX not received by borrower within four business days prior to closing.				Reviewer Comment (2025-01-24): XXXXX received proof of earlier electronic receipt Buyer Comment (2025-01-23): Please see attached proof of LE delivery and acceptance on XX/XX/XX	01/24/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500200	33112995			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement is missing for property XXXXX.				Reviewer Comment (2025-01-29): Documentation received, bank and loan information verified, exception cleared. Buyer Comment (2025-01-28): Please see attached mortgage statement- I highlighted the loan. The bank combines the mortgage and bank statement into one Reviewer Comment (2025-01-27): Mortgage statement is required to clear this condition - Exception Remains. Buyer Comment (2025-01-23): Please see attached mortgage statement	01/29/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500200	33112997			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing a CPA letter stating the use of business funds will not affect the business operations or a recent 3 month cash flow analysis for this account.				Reviewer Comment (2025-01-29): Cashflow Analysis received, exception cleared. Buyer Comment (2025-01-28): Cash Flow and Business statement	01/29/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54500200	33112998			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing a CPA letter stating the use of business funds will not affect the business operations or a recent 3 month cash flow analysis for this account.				Reviewer Comment (2025-01-29): Cashflow Analysis received, exception cleared. Buyer Comment (2025-01-28): Cash Flow Analysis Buyer Comment (2025-01-28): please see uploaded docs from today	01/29/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	59104012	33113011			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $80.00 plus 10% or $88.00. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $80.00 plus 10% or $88.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-29): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2025-01-27): PCCD and LOX and Check		01/29/2025		2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	59104012	33113012			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the final signed/dated CD from the sale of XXXXX.
Reviewer Comment (2025-02-04): Received signed and dated Seller Closing Disclosure of pending sale property, information validated. Exception Cleared.

Buyer Comment (2025-02-03): Signed CD

Reviewer Comment (2025-01-28): Per lender guides, a signed/dated final closing statement is required. These funds are needed for this transaction.

Buyer Comment (2025-01-24): The final CD should not be a requirement- XXXXX guidelines just state we need copy of the XXXXX and it has to be past financial and appraisal/get confirmation from the other lender that the loan was contingently approved with all financing contingencies met

																			02/04/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	57770568	33113125			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal fee in loan estimate is $625.00 and closing disclosure reflects $525.00. No Valid change circumstance in file.				Reviewer Comment (2025-02-11): XXXXX Received Valid COC dated XX/XX/XX. Buyer Comment (2025-02-10): COC	02/11/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58108019	33113154			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $261.50 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-07): Sufficient Cure Provided At Closing		02/07/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	57393369	33113198			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Evidence Loan Estimate dated XX/XX/XX was received by borrower within four business days prior to closing is missing.				Reviewer Comment (2025-02-18): XXXXX received proof of receipt. Buyer Comment (2025-02-17): Disclosure Tracking	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54519099	33113203			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Cross-Country Initial Rate Lock as required by the client's guidance.				Reviewer Comment (2025-02-18): Document received, exception cleared. Buyer Comment (2025-02-17): Initial rate lock	02/18/2025			1	C	A	C	A	C	A	C	A	D	A		MA	Primary	Refinance - Rate/Term		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	58877230	33113220			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-18): Sufficient Cure Provided At Closing		02/18/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58877230	33113221			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $261.50 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-18): Sufficient Cure Provided At Closing		02/18/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58877230	33113222			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $70.00 exceeds tolerance of $43.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-18): Sufficient Cure Provided At Closing		02/18/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58877230	33113223			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $4.00 exceeds tolerance of $2.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-18): Sufficient Cure Provided At Closing		02/18/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	58877230	33113225			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Qualifying assets for closing of $XXXX88. Shortage of $XXXX00 is not verified with source documents. File contains front of check but not back of check showing cleared or statement showing money was taken from borrower's account.				Reviewer Comment (2025-02-28): Cleared. Received cancelled checks. Reviewer Comment (2025-02-27): Provide bank statement to verify earnest money deposit. Exception remains. Buyer Comment (2025-02-26): EMD's cleared	02/28/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	51465898	33113228			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-18): Sufficient Cure Provided At Closing		02/18/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54508850	33113230			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2025-02-25): Details updated from E-sign consent agreement. Exception cleared. Buyer Comment (2025-02-24): D0361 Pg 130 - 140 Please cancel	02/25/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54571346	33113236			Credit	Credit	Credit Documentation	Credit	Missing Document: Occupancy Certificate not provided		Occupancy Certificate is not provided.				Reviewer Comment (2025-03-06): Exception cleared. Document not required. Buyer Comment (2025-03-04): i need to get clarification on this and why you are requiring this?	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54571346	33113237			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank XXXXX.): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to missing recent tax returns.				Reviewer Comment (2025-03-06): Tax return for XXXXX received & associated. Exception cleared. Buyer Comment (2025-03-05): uploaded XXXXX tax returns including sched C and uw income worksheet today please reference	03/06/2025			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54571346	33113238			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank XXXXX): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Waterfall due to missing recent tax returns.				Reviewer Comment (2025-03-06): Tax return for XXXXX received & associated. Exception cleared. Buyer Comment (2025-03-05): uploaded uw income worksheet. Buyer Comment (2025-03-05): uploaded XXXXX tax returns including sched C	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54571346	33113239			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank XXXXX): General Ability-to-Repay requirements not satisfied.	Waterfall due to missing recent tax returns.				Reviewer Comment (2025-03-06): Tax return for XXXXX received & associated. Exception cleared.	03/06/2025			1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	54571346	33113240			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2025-03-05): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-03-04): see upld lox & pccd		03/05/2025		2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	54571346	33113242			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-26): Sufficient Cure Provided At Closing		02/26/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes